UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
New Insights
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class A
Actual	$ 1,000.00	$ 918.10	$ 5.10
Hypothetical A	$ 1,000.00	$ 1,019.54	$ 5.37
Class T
Actual	$ 1,000.00	$ 916.80	$ 6.24
Hypothetical A	$ 1,000.00	$ 1,018.35	$ 6.57
Class B
Actual	$ 1,000.00	$ 914.30	$ 9.00
Hypothetical A	$ 1,000.00	$ 1,015.47	$ 9.47
Class C
Actual	$ 1,000.00	$ 914.50	$ 8.66
Hypothetical A	$ 1,000.00	$ 1,015.81	$ 9.12
Institutional Class
Actual	$ 1,000.00	$ 919.30	$ 3.96
Hypothetical A	$ 1,000.00	$ 1,020.74	$ 4.17

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.07%
Class T	1.31%
Class B	1.89%
Class C	1.82%
Institutional Class	.83%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	3.4	5.5
Apple, Inc.	3.2	3.5
Berkshire Hathaway, Inc. Class A	2.9	3.1
Monsanto Co.	2.4	0.5
Schlumberger Ltd. (NY Shares)	2.1	1.7
Exxon Mobil Corp.	1.9	2.6
Genentech, Inc.	1.9	1.5
EnCana Corp.	1.8	1.1
Hewlett-Packard Co.	1.7	3.4
Visa, Inc.	1.6	0.0
	22.9
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.9	23.2
Energy	18.1	11.0
Materials	14.3	6.7
Health Care	8.9	10.2
Financials	8.2	11.0
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 92.4%		Stocks 86.7%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 7.4%		Short-Term Investments and Net Other Assets 13.1%
* Foreign investments	26.0%	** Foreign investments	24.3%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.9%
Automobiles - 0.0%
Toyota Motor Corp.	60,300	$ 2,847
Distributors - 0.0%
LKQ Corp. (a)	105,900	1,914
Diversified Consumer Services - 0.1%
Strayer Education, Inc.	53,200	11,123
Hotels, Restaurants & Leisure - 1.4%
Chipotle Mexican Grill, Inc.:
Class A (a)	245,600	20,291
Class B (a)	26,228	1,977
McDonald's Corp.	1,693,727	95,221
Red Robin Gourmet Burgers, Inc. (a)	19,000	527
Sodexho Alliance SA	32,100	2,100
Starbucks Corp. (a)	241,900	3,808
Tim Hortons, Inc.	1,150,100	32,996
		156,920
Household Durables - 0.5%
Desarrolladora Homex Sab de CV sponsored ADR (a)(d)	99,300	5,817
Gafisa SA sponsored ADR (d)	973,200	33,449
Snap-On, Inc. (d)	327,800	17,049
		56,315
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	319,100	23,400
Priceline.com, Inc. (a)	250,600	28,934
		52,334
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	151,800	5,422
Media - 1.9%
CKX, Inc. (a)	41,529	363
E.W. Scripps Co. Class A	113,300	4,706
Liberty Media Corp. - Entertainment Class A (a)	526,000	12,745
Marvel Entertainment, Inc. (a)	68,000	2,186
Scripps Networks Interactive, Inc. Class A (f)	50,700	1,944
The DIRECTV Group, Inc. (a)	690,900	17,901
The Walt Disney Co.	5,204,600	162,384
The Weinstein Co. III Holdings, LLC Class A-1 (g)	2,267	2,267
VisionChina Media, Inc. ADR (d)	13,400	213
		204,709
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Dollar Tree, Inc. (a)	33,100	$ 1,082
Marks & Spencer Group PLC	313,700	2,040
		3,122
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A	34,000	2,131
Aeropostale, Inc. (a)	31,500	987
Fourlis Holdings SA	527,400	15,463
Gamestop Corp. Class A (a)	731,600	29,557
H&M Hennes & Mauritz AB (B Shares)	21,500	1,160
Inditex SA	72,200	3,310
J. Crew Group, Inc. (a)(d)	927,200	30,607
The Buckle, Inc.	20,300	928
TJX Companies, Inc.	1,255,000	39,495
Urban Outfitters, Inc. (a)(d)	316,200	9,862
		133,500
Textiles, Apparel & Luxury Goods - 1.2%
China Hongxing Sports Ltd.	6,000,000	1,985
Lululemon Athletica, Inc. (d)	89,400	2,598
NIKE, Inc. Class B (d)	2,234,400	133,193
		137,776
TOTAL CONSUMER DISCRETIONARY		765,982
CONSUMER STAPLES - 6.4%
Beverages - 2.5%
Boston Beer Co., Inc. Class A (a)	40,700	1,656
Coca-Cola FEMSA SAB de CV sponsored ADR	64,300	3,626
Diageo PLC sponsored ADR	122,500	9,049
Fomento Economico Mexicano SA de CV sponsored ADR	168,800	7,682
PepsiCo, Inc.	1,602,000	101,871
Pernod Ricard SA	71,600	7,306
The Coca-Cola Co.	2,857,900	148,554
		279,744
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	594,500	41,698
CVS Caremark Corp.	136,400	5,397
Susser Holdings Corp. (a)	215,962	2,091
Tesco PLC	4,038,200	29,537
		78,723
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.0%
Bunge Ltd.	44,400	$ 4,781
General Mills, Inc.	111,600	6,782
Groupe Danone	439,200	30,733
Kellogg Co.	175,500	8,428
Nestle SA (Reg.)	949,600	42,798
Smart Balance, Inc. (a)(d)	500,000	3,605
TreeHouse Foods, Inc. (a)	432,993	10,504
Wm. Wrigley Jr. Co.	98,500	7,661
		115,292
Household Products - 2.1%
Colgate-Palmolive Co.	984,000	67,994
Procter & Gamble Co.	2,622,467	159,472
		227,466
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	108,400	5,035
TOTAL CONSUMER STAPLES		706,260
ENERGY - 18.1%
Energy Equipment & Services - 4.6%
Atwood Oceanics, Inc. (a)	32,000	3,979
ENSCO International, Inc.	103,500	8,357
FMC Technologies, Inc. (a)	186,400	14,340
Helmerich & Payne, Inc.	16,900	1,217
IHS, Inc. Class A (a)	56,500	3,932
Nabors Industries Ltd. (a)	11,000	542
National Oilwell Varco, Inc. (a)	231,500	20,539
Noble Corp.	18,900	1,228
Schlumberger Ltd. (NY Shares)	2,191,600	235,444
Smith International, Inc.	1,905,969	158,462
Superior Energy Services, Inc. (a)	149,600	8,249
Transocean, Inc. (a)	320,947	48,909
		505,198
Oil, Gas & Consumable Fuels - 13.5%
Addax Petroleum, Inc.	79,600	3,845
Apache Corp.	312,600	43,451
BG Group PLC	80,600	2,095
BG Group PLC sponsored ADR	245,400	32,098
Birchcliff Energy Ltd. (a)	733,200	11,077
Canadian Natural Resources Ltd.	452,400	44,754
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Oil Sands Trust	723,900	$ 39,059
Chesapeake Energy Corp.	1,304,099	86,018
ConocoPhillips	47,800	4,512
Denbury Resources, Inc. (a)	162,267	5,923
Devon Energy Corp.	259,300	31,157
El Paso Corp.	57,200	1,244
EnCana Corp.	2,195,700	201,099
Energy Transfer Equity LP	89,600	2,598
EOG Resources, Inc.	970,900	127,382
EXCO Resources, Inc. (a)	532,567	19,657
Exxon Mobil Corp.	2,374,302	209,247
Hess Corp.	529,100	66,767
Ivanhoe Energy, Inc. (a)	103,300	368
Ivanhoe Energy, Inc. warrants 10/1/08 (a)(e)(f)	859,100	2,700
Mariner Energy, Inc. (a)	73,900	2,732
Murphy Oil Corp.	270,600	26,532
Nexen, Inc.	112,900	4,503
Noble Energy, Inc.	1,235,200	124,212
Occidental Petroleum Corp.	807,200	72,535
OGX Petroleo e Gas Participacoes SA (a)	6,000	4,742
Petrobank Energy & Resources Ltd. (a)	121,400	6,336
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,388,000	169,142
Petroplus Holdings AG (a)	474,912	25,419
Plains Exploration & Production Co. (a)	86,400	6,305
Quicksilver Resources, Inc. (a)	81,100	3,134
Range Resources Corp.	115,700	7,583
Reliance Industries Ltd.	100,406	4,900
SandRidge Energy, Inc.	413,000	26,672
Southwestern Energy Co. (a)	387,500	18,449
Spectra Energy Corp.	19,600	563
Suncor Energy, Inc.	57,100	3,316
Ultra Petroleum Corp. (a)	128,500	12,619
Williams Companies, Inc.	25,300	1,020
XTO Energy, Inc.	621,900	42,606
		1,498,371
TOTAL ENERGY		2,003,569
FINANCIALS - 8.2%
Capital Markets - 1.1%
Bank of New York Mellon Corp.	796,800	30,143
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	89,900	$ 15,912
Charles Schwab Corp.	2,071,900	42,557
Franklin Resources, Inc.	25,800	2,365
Goldman Sachs Group, Inc.	98,800	17,280
State Street Corp.	163,000	10,430
T. Rowe Price Group, Inc.	26,100	1,474
		120,161
Commercial Banks - 1.6%
Banco Bradesco SA (PN) sponsored ADR	462,050	9,454
Banco de Chile sponsored ADR	20,000	892
Banco do Brasil SA	723,400	11,772
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	374,250	7,601
Banco Santander SA sponsored ADR (d)	1,687,800	30,701
Bank of China (H Shares)	13,279,000	5,910
Center Financial Corp., California	50,000	424
Standard Chartered PLC (United Kingdom)	303,800	8,604
State Bank of India	21,606	575
Toronto-Dominion Bank	139,200	8,774
U.S. Bancorp, Delaware	486,400	13,566
Uniao de Bancos Brasileiros SA (Unibanco) GDR	77,500	9,837
Wells Fargo & Co.	2,779,800	66,020
		174,130
Consumer Finance - 0.5%
American Express Co.	1,499,800	56,497
SLM Corp. (a)	152,100	2,943
		59,440
Diversified Financial Services - 0.7%
Bolsa de Mercadorias & Futuros - BM&F SA	485,900	4,186
Govi High Power Exploration, Inc. warrants 1/1/49 (a)(g)	2,750,000	5,500
JPMorgan Chase & Co.	1,621,400	55,630
Leucadia National Corp.	47,300	2,220
MSCI, Inc. Class A	290,000	10,524
		78,060
Insurance - 4.2%
ACE Ltd.	150,100	8,269
Admiral Group PLC	551,800	8,733
AFLAC, Inc.	101,800	6,393
Arch Capital Group Ltd. (a)	64,800	4,298
Assurant, Inc.	254,100	16,760
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd.	367,700	$ 10,961
Berkshire Hathaway, Inc. Class A (a)	2,642	319,022
Fairfax Financial Holdings Ltd.	15,400	3,943
Loews Corp. (d)	586,500	27,507
MetLife, Inc.	230,600	12,169
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	21,800	3,824
The Chubb Corp.	830,700	40,713
W.R. Berkley Corp.	79,961	1,932
		464,524
Real Estate Management & Development - 0.0%
FX Real Estate & Entertainment, Inc. (a)(d)	8,305	16
Xinyuan Real Estate Co. Ltd. ADR	24,300	148
		164
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	417,300	6,961
TOTAL FINANCIALS		903,440
HEALTH CARE - 8.7%
Biotechnology - 3.8%
Acorda Therapeutics, Inc. (a)	75,100	2,466
Alexion Pharmaceuticals, Inc. (a)	11,200	812
Biogen Idec, Inc. (a)	142,800	7,981
BioMarin Pharmaceutical, Inc. (a)	31,200	904
Celgene Corp. (a)	291,900	18,644
Cougar Biotechnology, Inc. (a)	693,961	16,537
CSL Ltd.	375,619	12,856
Genentech, Inc. (a)	2,721,200	206,539
Genmab AS (a)	62,600	2,382
Gilead Sciences, Inc. (a)	2,435,300	128,949
GTx, Inc. (a)(d)	155,409	2,230
Human Genome Sciences, Inc. (a)	59,800	312
MannKind Corp. (a)(d)	687,927	2,064
MannKind Corp. (a)	149,406	448
MannKind Corp. warrants 8/3/10 (a)(g)	29,881	55
Martek Biosciences (a)	59,300	1,999
Medarex, Inc. (a)(d)	664,200	4,390
Savient Pharmaceuticals, Inc. (a)	90,100	2,280
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)	94,500	$ 799
Targacept, Inc. (a)	841,800	6,120
		418,767
Health Care Equipment & Supplies - 1.9%
Alcon, Inc.	241,500	39,314
Becton, Dickinson & Co.	503,300	40,918
C.R. Bard, Inc.	238,399	20,967
China Medical Technologies, Inc. sponsored ADR (d)	139,100	6,872
Covidien Ltd.	419,300	20,080
DENTSPLY International, Inc.	769,800	28,329
Edwards Lifesciences Corp. (a)	47,500	2,947
Intuitive Surgical, Inc. (a)	18,700	5,038
Kinetic Concepts, Inc. (a)	25,800	1,030
Medtronic, Inc.	111,600	5,775
Mindray Medical International Ltd. sponsored ADR	173,300	6,468
NuVasive, Inc. (a)	153,500	6,855
Smith & Nephew PLC	80,300	881
Stryker Corp.	288,700	18,153
Zoll Medical Corp. (a)	30,600	1,030
		204,657
Health Care Providers & Services - 0.5%
Amedisys, Inc. (a)	21,400	1,079
Express Scripts, Inc. (a)	30,400	1,907
Genoptix, Inc.	249,683	7,877
Henry Schein, Inc. (a)	67,400	3,476
Medco Health Solutions, Inc. (a)	930,300	43,910
		58,249
Life Sciences Tools & Services - 0.5%
Bruker BioSciences Corp. (a)	100,900	1,297
ICON PLC sponsored ADR (a)	358,113	27,045
Illumina, Inc. (a)	13,400	1,167
Medivation, Inc. (a)(d)	62,500	739
PAREXEL International Corp. (a)	46,400	1,221
QIAGEN NV (a)	143,700	2,893
Techne Corp. (a)	127,300	9,852
Thermo Fisher Scientific, Inc. (a)	5,900	329
Waters Corp. (a)	249,600	16,099
		60,642
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.0%
Abbott Laboratories	892,100	$ 47,255
Elan Corp. PLC sponsored ADR (a)	2,000	71
Endo Pharmaceuticals Holdings, Inc. (a)	440,200	10,648
Johnson & Johnson	808,700	52,032
Merck & Co., Inc.	836,400	31,524
Novo Nordisk AS Series B	194,800	12,824
Pronova BioPharma ASA	1,000,000	3,410
Roche Holding AG (participation certificate)	241,848	43,482
Schering-Plough Corp.	519,100	10,221
Teva Pharmaceutical Industries Ltd. sponsored ADR	43,800	2,006
Wyeth	272,900	13,088
		226,561
TOTAL HEALTH CARE		968,876
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	684,400	67,523
Raytheon Co.	61,400	3,456
Stanley, Inc. (a)	71,200	2,387
Teledyne Technologies, Inc. (a)	52,600	2,566
The Boeing Co.	12,700	835
		76,767
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (d)	1,110,172	60,882
UTI Worldwide, Inc.	4,000	80
		60,962
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	50,500	2,162
Covanta Holding Corp. (a)(d)	340,500	9,088
Dun & Bradstreet Corp.	12,500	1,096
Fuel Tech, Inc. (a)	21,100	372
Robert Half International, Inc.	104,200	2,498
Seek Ltd.	1,000,000	4,794
Watson Wyatt Worldwide, Inc. Class A	18,800	994
		21,004
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.9%
Fluor Corp.	108,800	$ 20,246
Jacobs Engineering Group, Inc. (a)	954,100	76,996
		97,242
Electrical Equipment - 1.2%
ABB Ltd. sponsored ADR	232,500	6,584
AMETEK, Inc.	43,000	2,030
Cooper Industries Ltd. Class A	1,871,245	73,914
Energy Conversion Devices, Inc. (a)	124,100	9,139
First Solar, Inc. (a)	22,600	6,166
GrafTech International Ltd. (a)	500,000	13,415
Q-Cells AG (a)(d)	69,900	7,081
Roper Industries, Inc.	12,900	850
Vestas Wind Systems AS (a)	100,500	13,085
		132,264
Industrial Conglomerates - 0.0%
Hutchison Whampoa Ltd.	374,000	3,770
Machinery - 2.3%
Bucyrus International, Inc. Class A	463,600	33,852
Cummins, Inc.	56,000	3,669
Danaher Corp.	989,177	76,463
Deere & Co.	702,300	50,657
Flowserve Corp.	36,200	4,949
Joy Global, Inc.	157,700	11,958
Kennametal, Inc.	181,000	5,892
Nordson Corp.	32,600	2,376
PACCAR, Inc.	1,176,523	49,214
SPX Corp.	102,600	13,515
Wabtec Corp.	15,700	763
		253,308
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	147,100	14,694
Canadian National Railway Co.	569,200	27,350
		42,044
Trading Companies & Distributors - 0.1%
Fastenal Co.	24,700	1,066
Mitsui & Co. Ltd.	264,000	5,831
		6,897
TOTAL INDUSTRIALS		694,258
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 3.0%
Aruba Networks, Inc. (a)(d)	314,801	$ 1,646
Cisco Systems, Inc. (a)	1,643,800	38,235
Corning, Inc.	971,400	22,391
Nokia Corp. sponsored ADR	1,282,000	31,409
QUALCOMM, Inc.	1,558,200	69,137
Research In Motion Ltd. (a)	1,429,200	167,073
Riverbed Technology, Inc. (a)(d)	33,600	461
		330,352
Computers & Peripherals - 5.5%
Apple, Inc. (a)	2,115,300	354,186
Dell, Inc. (a)	240,000	5,251
Hewlett-Packard Co.	4,199,400	185,655
High Tech Computer Corp.	44,000	986
International Business Machines Corp.	483,900	57,357
Logitech International SA (a)	181,700	4,870
NCR Corp. (a)	197,400	4,974
		613,279
Electronic Equipment & Instruments - 1.3%
Amphenol Corp. Class A	1,254,140	56,286
Flextronics International Ltd. (a)	34,900	328
FLIR Systems, Inc. (a)	1,305,900	52,980
Itron, Inc. (a)	30,200	2,970
Mettler-Toledo International, Inc. (a)	241,200	22,880
National Instruments Corp.	35,300	1,001
Tyco Electronics Ltd.	322,500	11,552
		147,997
Internet Software & Services - 4.2%
Bankrate, Inc. (a)(d)	255,200	9,971
Constant Contact, Inc. (d)	260,800	4,916
Google, Inc. Class A (sub. vtg.) (a)	707,410	372,385
NHN Corp. (a)	41,319	7,206
Open Text Corp. (a)	25,900	829
Sohu.com, Inc. (a)(d)	147,500	10,390
VeriSign, Inc. (a)	1,335,400	50,478
VistaPrint Ltd. (a)	183,000	4,897
		461,072
IT Services - 3.2%
Accenture Ltd. Class A	901,800	36,721
Fiserv, Inc. (a)	32,200	1,461
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Infosys Technologies Ltd. sponsored ADR	47,700	$ 2,073
ManTech International Corp. Class A (a)	57,600	2,772
MasterCard, Inc. Class A	437,400	116,138
Paychex, Inc. (d)	194,600	6,087
The Western Union Co.	356,200	8,805
VeriFone Holdings, Inc. (a)(d)	200,000	2,390
Visa, Inc.	2,221,300	180,614
		357,061
Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	55,400	1,058
Atheros Communications, Inc. (a)	28,983	869
Intel Corp.	760,950	16,345
Lam Research Corp. (a)	128,500	4,645
Monolithic Power Systems, Inc. (a)	46,400	1,003
NVIDIA Corp. (a)	59,200	1,108
ON Semiconductor Corp. (a)	488,000	4,475
Powertech Technology, Inc.	266,000	933
Samsung Electronics Co. Ltd.	70,572	42,148
Silicon Motion Technology Corp. sponsored ADR (a)(d)	168,600	2,436
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	796,300	8,688
Xilinx, Inc.	84,000	2,121
		85,829
Software - 3.9%
Activision, Inc. (a)	3,855,000	131,340
Adobe Systems, Inc. (a)	1,441,106	56,765
Ansys, Inc. (a)	81,700	3,850
Autonomy Corp. PLC (a)	112,300	2,013
BMC Software, Inc. (a)	448,800	16,157
CA, Inc.	218,000	5,034
CommVault Systems, Inc. (a)	412,968	6,872
Concur Technologies, Inc. (a)	66,500	2,210
Giant Interactive Group, Inc. ADR (d)	65,200	790
GSE Systems, Inc. (a)	500,000	4,455
Informatica Corp. (a)	36,710	552
McAfee, Inc. (a)	647,500	22,034
Nintendo Co. Ltd.	55,400	30,958
Oracle Corp. (a)	3,059,050	64,240
Salesforce.com, Inc. (a)	436,100	29,755
Solera Holdings, Inc.	56,600	1,566
Ubisoft Entertainment SA (a)	288,000	25,186
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ultimate Software Group, Inc. (a)	237,039	$ 8,446
Utimaco Safeware AG	350,000	4,910
VMware, Inc. Class A (d)	321,600	17,321
		434,454
TOTAL INFORMATION TECHNOLOGY		2,430,044
MATERIALS - 14.3%
Chemicals - 4.9%
Agrium, Inc.	68,800	7,421
Bayer AG	121,900	10,256
Celanese Corp. Class A	23,000	1,050
Ecolab, Inc.	550,100	23,649
Monsanto Co.	2,121,400	268,230
Nalco Holding Co.	179,300	3,792
Potash Corp. of Saskatchewan, Inc.	116,100	26,537
Praxair, Inc.	736,600	69,417
The Mosaic Co. (a)	932,500	134,933
		545,285
Containers & Packaging - 0.0%
Crown Holdings, Inc. (a)	115,100	2,991
Metals & Mining - 9.4%
Agnico-Eagle Mines Ltd.	707,200	53,067
Alcoa, Inc.	372,400	13,265
Anglo American PLC ADR	1,815,171	64,348
Anglo Platinum Ltd.	15,100	2,520
Aquarius Platinum Ltd. (Australia)	1,794,000	28,758
ArcelorMittal SA (NY Shares) Class A	293,900	29,117
B2Gold Corp. (g)	600,000	677
B2Gold Corp.	414,500	468
B2Gold Corp. (e)	500,000	564
Barrick Gold Corp.	1,555,600	71,130
BHP Billiton Ltd. sponsored ADR	1,334,300	113,669
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	257,700	11,444
Companhia Vale do Rio Doce sponsored ADR	669,900	23,996
Eldorado Gold Corp. (a)	726,700	6,195
Fording Canadian Coal Trust (d)	252,000	24,104
Franco-Nevada Corp.	868,100	21,035
Freeport-McMoRan Copper & Gold, Inc. Class B	702,600	82,338
Gerdau SA sponsored ADR	1,047,200	25,143
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc.	3,075,201	$ 141,821
Impala Platinum Holdings Ltd.	214,600	8,468
Ivanhoe Mines Ltd. (a)	1,993,600	21,611
Kinross Gold Corp.	2,464,576	58,269
Lihir Gold Ltd. (a)	1,278,800	4,034
Newcrest Mining Ltd.	1,346,316	37,820
Nucor Corp.	342,200	25,552
POSCO sponsored ADR	108,000	14,016
Randgold Resources Ltd. sponsored ADR	457,895	21,146
Red Back Mining, Inc. (a)	1,907,300	16,091
Rio Tinto PLC (Reg.)	491,300	59,166
Silver Bear Resources, Inc.	275,700	671
Silvercorp Metals, Inc.	84,600	498
Steel Dynamics, Inc.	267,400	10,447
Teck Cominco Ltd. Class B (sub. vtg.)	66,800	3,222
United States Steel Corp.	138,500	25,592
Yamana Gold, Inc.	797,000	13,261
		1,033,523
TOTAL MATERIALS		1,581,799
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.0%
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	5,700	142
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series L sponsored ADR	1,332,300	70,279
Bharti Airtel Ltd. (a)	1,182,482	19,866
Idea Cellular Ltd. (a)	444,807	968
Vivo Participacoes SA (PN) sponsored ADR	800,400	5,091
		96,204
TOTAL TELECOMMUNICATION SERVICES		96,346
UTILITIES - 0.6%
Electric Utilities - 0.5%
E.ON AG sponsored ADR	267,000	17,889
Entergy Corp.	26,000	3,132
Exelon Corp.	78,200	7,035
FirstEnergy Corp.	214,500	17,660
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FPL Group, Inc.	78,100	$ 5,122
PPL Corp.	58,300	3,047
		53,885
Gas Utilities - 0.0%
Southern Union Co.	83,600	2,259
Independent Power Producers & Energy Traders - 0.0%
International Power PLC	528,200	4,525
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	71,800	3,298
YTL Corp. Bhd	2,133,100	4,407
		7,705
Water Utilities - 0.0%
YTL Power International BHD	142,206	81
TOTAL UTILITIES		68,455
TOTAL COMMON STOCKS (Cost $8,469,545)		10,219,029
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (g)	541,260	3,870
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Fluidigm Corp. (g)	481,170	1,925
Light Sciences Oncology, Inc. Series B (g)	1,792,115	15,000
		16,925
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(g)	91,600	1,963
TOTAL HEALTH CARE		18,888
TOTAL CONVERTIBLE PREFERRED STOCKS		22,758
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Slide, Inc. Series D (a)(g)	809,262	$ 3,693
TOTAL PREFERRED STOCKS (Cost $26,451)		26,451
Money Market Funds - 8.8%

Fidelity Cash Central Fund, 2.38% (b)	790,596,068	790,596
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	183,266,175	183,266
TOTAL MONEY MARKET FUNDS (Cost $973,862)		973,862
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $9,469,858)		11,219,342
NET OTHER ASSETS - (1.4)%		(151,406)
NET ASSETS - 100%		$ 11,067,936
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,264,000 or 0.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,949,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
B2Gold Corp.	10/24/07	$ 619
Fluidigm Corp.	10/9/07	$ 1,925
Govi High Power Exploration, Inc. warrants 1/1/49	9/28/07	$ 5,500
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
Slide, Inc. Series D	1/14/08	$ 3,693
superDimension Ltd.	2/27/08 - 5/22/08	$ 1,963
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18,587
Fidelity Securities Lending Cash Central Fund	1,437
Total	$ 20,024
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 11,219,342	$ 10,775,666	$ 409,458	$ 34,218
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 24,692
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	9,526
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 34,218

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.0%
Canada	9.2%
Brazil	2.8%
United Kingdom	2.2%
Netherlands Antilles	2.1%
Bermuda	1.7%
Australia	1.6%
Switzerland	1.4%
Others (individually less than 1%)	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $177,769) - See accompanying schedule: Unaffiliated issuers (cost $8,495,996)	$ 10,245,480
Fidelity Central Funds (cost $973,862)	973,862
Total Investments (cost $9,469,858)		$ 11,219,342
Cash		88
Receivable for investments sold		55,857
Receivable for fund shares sold		27,368
Dividends receivable		9,730
Distributions receivable from Fidelity Central Funds		2,597
Prepaid expenses		13
Other receivables		108
Total assets		11,315,103

Liabilities
Payable for investments purchased Regular delivery	$ 27,989
Delayed delivery	4,693
Payable for fund shares redeemed	20,043
Accrued management fee	5,209
Distribution fees payable	3,636
Other affiliated payables	2,065
Other payables and accrued expenses	266
Collateral on securities loaned, at value	183,266
Total liabilities		247,167

Net Assets		$ 11,067,936
Net Assets consist of:
Paid in capital		$ 9,489,135
Undistributed net investment income		6,946
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(177,598)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,749,453
Net Assets		$ 11,067,936

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,360,525 ÷ 170,039 shares)	$ 19.76

Maximum offering price per share (100/94.25 of $19.76)	$ 20.97
Class T: Net Asset Value and redemption price per share ($1,959,818 ÷ 99,738 shares)	$ 19.65

Maximum offering price per share (100/96.50 of $19.65)	$ 20.36
Class B: Net Asset Value and offering price per share ($472,372 ÷ 24,700 shares)A	$ 19.12

Class C: Net Asset Value and offering price per share ($1,983,056 ÷ 103,371 shares)A	$ 19.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,292,165 ÷ 164,931 shares)	$ 19.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 48,983
Interest		16
Income from Fidelity Central Funds		20,024
Total income		69,023

Expenses
Management fee	$ 28,283
Transfer agent fees	10,951
Distribution fees	20,288
Accounting and security lending fees	663
Custodian fees and expenses	272
Independent trustees' compensation	21
Registration fees	535
Audit	32
Legal	19
Miscellaneous	1,273
Total expenses before reductions	62,337
Expense reductions	(270)	62,067
Net investment income (loss)		6,956
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(165,410)
Foreign currency transactions	(149)
Total net realized gain (loss)		(165,559)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $26)	(634,161)
Assets and liabilities in foreign currencies	(26)
Total change in net unrealized appreciation (depreciation)		(634,187)
Net gain (loss)		(799,746)
Net increase (decrease) in net assets resulting from operations		$ (792,790)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,956	$ 18,038
Net realized gain (loss)	(165,559)	341,083
Change in net unrealized appreciation (depreciation)	(634,187)	1,132,777
Net increase (decrease) in net assets resulting from operations	(792,790)	1,491,898
Distributions to shareholders from net investment income	(10)	(17,144)
Distributions to shareholders from net realized gain	(56,382)	(168,267)
Total distributions	(56,392)	(185,411)
Share transactions - net increase (decrease)	2,423,853	610,558
Total increase (decrease) in net assets	1,574,671	1,917,045

Net Assets
Beginning of period	9,493,265	7,576,220
End of period (including undistributed net investment income of $6,946 and undistributed net investment income of $1,226, respectively)	$ 11,067,936	$ 9,493,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 18.37	$ 16.65	$ 13.99	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.08	.06	.02	(.03)	(.04)
Net realized and unrealized gain (loss)	(1.80)	3.65	1.78	2.64	2.24	1.87
Total from investment operations	(1.77)	3.73	1.84	2.66	2.21	1.83
Distributions from net investment income	- J	(.06)	(.03)	-	(.01)	(.03)
Distributions from net realized gain	(.12)	(.39)	(.08)	-	-	(.01)
Total distributions	(.12)	(.45)	(.12) K	-	(.01)	(.04)
Net asset value, end of period	$ 19.76	$ 21.65	$ 18.37	$ 16.65	$ 13.99	$ 11.79
Total Return B, C, D	(8.19)%	20.26%	11.06%	19.01%	18.76%	18.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.09%	1.12%	1.17%	1.22%	1.39% A
Expenses net of fee waivers, if any	1.07% A	1.09%	1.12%	1.17%	1.22%	1.39% A
Expenses net of all reductions	1.07% A	1.08%	1.11%	1.13%	1.17%	1.28% A
Net investment income (loss)	.29% A	.42%	.37%	.13%	(.26)%	(.81)% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,361	$ 2,630	$ 1,823	$ 1,019	$ 230	$ 37
Portfolio turnover rate G	68% A	57%	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 18.29	$ 16.57	$ 13.96	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-	.04	.03	(.01)	(.06)	(.05)
Net realized and unrealized gain (loss)	(1.79)	3.62	1.77	2.62	2.25	1.86
Total from investment operations	(1.79)	3.66	1.80	2.61	2.19	1.81
Distributions from net investment income	-	-	-	-	(.01)	(.02)
Distributions from net realized gain	(.12)	(.39)	(.08)	-	-	(.01)
Total distributions	(.12)	(.39)	(.08) J	-	(.01)	(.03)
Net asset value, end of period	$ 19.65	$ 21.56	$ 18.29	$ 16.57	$ 13.96	$ 11.78
Total Return B, C, D	(8.32)%	20.00%	10.90%	18.70%	18.60%	18.08%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.31%	1.32%	1.38%	1.43%	1.62%A
Expenses net of fee waivers, if any	1.31%A	1.31%	1.32%	1.38%	1.43%	1.62%A
Expenses net of all reductions	1.31%A	1.31%	1.31%	1.34%	1.39%	1.51%A
Net investment income (loss)	.05%A	.19%	.17%	(.08)%	(.48)%	(1.04)%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,960	$ 2,185	$ 2,165	$ 1,393	$ 325	$ 62
Portfolio turnover rate G	68%A	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 21.04	$ 17.97	$ 16.35	$ 13.85	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.07)	(.10)	(.13)	(.07)
Net realized and unrealized gain (loss)	(1.75)	3.54	1.74	2.60	2.23	1.85
Total from investment operations	(1.80)	3.46	1.67	2.50	2.10	1.78
Distributions from net investment income	-	-	-	-	(.01)	(.01)
Distributions from net realized gain	(.12)	(.39)	(.05)	-	-	(.01)
Total distributions	(.12)	(.39)	(.05) J	-	(.01)	(.02)
Net asset value, end of period	$ 19.12	$ 21.04	$ 17.97	$ 16.35	$ 13.85	$ 11.76
Total Return B, C, D	(8.57)%	19.24%	10.23%	18.05%	17.87%	17.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.89%	1.93%	1.98%	2.02%	2.19%A
Expenses net of fee waivers, if any	1.89% A	1.89%	1.93%	1.98%	2.02%	2.19%A
Expenses net of all reductions	1.89%A	1.89%	1.92%	1.94%	1.97%	2.08%A
Net investment income (loss)	(.53)%A	(.39)%	(.44)%	(.68)%	(1.06)%	(1.61)%A
Supplemental Data
Net assets, end of period (in millions)	$ 472	$ 489	$ 452	$ 339	$ 109	$ 27
Portfolio turnover rateG	68%A	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 21.10	$ 18.00	$ 16.37	$ 13.86	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.06)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	(1.76)	3.55	1.74	2.60	2.23	1.85
Total from investment operations	(1.80)	3.49	1.68	2.51	2.11	1.78
Distributions from net investment income	-	-	-	-	(.01)	(.01)
Distributions from net realized gain	(.12)	(.39)	(.05)	-	-	(.01)
Total distributions	(.12)	(.39)	(.05) J	-	(.01)	(.02)
Net asset value, end of period	$ 19.18	$ 21.10	$ 18.00	$ 16.37	$ 13.86	$ 11.76
Total Return B, C, D	(8.55)%	19.37%	10.28%	18.11%	17.95%	17.77%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.82% A	1.82%	1.85%	1.89%	1.94%	2.14%A
Expenses net of fee waivers, if any	1.82%A	1.82%	1.85%	1.89%	1.94%	2.14%A
Expenses net of all reductions	1.82%A	1.82%	1.83%	1.85%	1.89%	2.03%A
Net investment income (loss)	(.46)%A	(.32)%	(.35)%	(.59)%	(.98)%	(1.55)%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,983	$ 1,879	$ 1,596	$ 1,006	$ 246	$ 49
Portfolio turnover rate G	68%A	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 G

Selected Per-Share Data
Net asset value, beginning of period	$ 21.84	$ 18.52	$ 16.78	$ 14.05	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.14	.12	.07	.01	(.02)
Net realized and unrealized gain (loss)	(1.81)	3.67	1.79	2.66	2.26	1.86
Total from investment operations	(1.76)	3.81	1.91	2.73	2.27	1.84
Distributions from net investment income	- I	(.10)	(.09)	-	(.01)	(.04)
Distributions from net realized gain	(.12)	(.39)	(.08)	-	-	(.01)
Total distributions	(.12)	(.49)	(.17) J	-	(.01)	(.05)
Net asset value, end of period	$ 19.96	$ 21.84	$ 18.52	$ 16.78	$ 14.05	$ 11.79
Total Return B, C	(8.07)%	20.57%	11.40%	19.43%	19.27%	18.31%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A	.81%	.83%	.84%	.86%	1.07%A
Expenses net of fee waivers, if any	.83%A	.81%	.83%	.84%	.86%	1.07%A
Expenses net of all reductions	.83%A	.81%	.82%	.79%	.82%	96%A
Net investment income (loss)	.53%A	.69%	.66%	.47%	.10%	(.49)%A
Supplemental Data
Net assets, end of period (in millions)	$ 3,292	$ 2,309	$ 1,540	$ 498	$ 120	$ 23
Portfolio turnover rate F	68%A	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 31, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,130,188
Unrealized depreciation	(400,268)
Net unrealized appreciation (depreciation)	$ 1,729,920
Cost for federal income tax purposes	$ 9,489,422

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,884,360 and $3,085,314, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in September 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3,647	$ 243
Class T	.25%	.25%	4,949	-
Class B	.75%	.25%	2,321	1,746
Class C	.75%	.25%	9,371	1,736
			$ 20,288	$ 3,725

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,077
Class T	246
Class B*	326
Class C*	65
$ 1,714

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,104.21
Class T	2,013.20
Class B	655.28
Class C	1,979.21
Institutional Class	3,200.22
	$ 10,951

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $33 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,437.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $249 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions - continued

as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 11
Class T	3
Institutional Class	2
$ 16

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $36, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Class A	$ 5	$ 6,522
Institutional Class	5	10,622
Total	$ 10	$ 17,144
From net realized gain
Class A	$ 15,552	$ 46,240
Class T	11,399	38,909
Class B	2,709	8,910
Class C	10,794	33,987
Institutional Class	15,928	40,221
Total	$ 56,382	$ 168,267

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Class A
Shares sold	62,260	41,083	$ 1,243,872	$ 854,701
Reinvestment of distributions	733	2,200	14,197	47,987
Shares redeemed	(14,410)	(21,029)	(286,311)	(422,867)
Net increase (decrease)	48,583	22,254	$ 971,758	$ 479,821
Class T
Shares sold	11,670	12,545	$ 231,116	$ 252,804
Reinvestment of distributions	555	1,686	10,694	36,596
Shares redeemed	(13,873)	(31,235)	(275,637)	(633,560)
Net increase (decrease)	(1,648)	(17,004)	$ (33,827)	$ (344,160)
Class B
Shares sold	3,661	2,077	$ 70,646	$ 41,743
Reinvestment of distributions	121	352	2,270	7,470
Shares redeemed	(2,334)	(4,354)	(44,875)	(84,616)
Net increase (decrease)	1,448	(1,925)	$ 28,041	$ (35,403)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Class C
Shares sold	21,082	11,087	$ 409,063	$ 226,470
Reinvestment of distributions	427	1,198	8,052	25,448
Shares redeemed	(7,178)	(11,884)	(138,485)	(231,726)
Net increase (decrease)	14,331	401	$ 278,630	$ 20,192
Institutional Class
Shares sold	75,960	40,372	$ 1,513,435	$ 849,560
Reinvestment of distributions	588	1,513	11,505	33,288
Shares redeemed	(17,348)	(19,329)	(345,689)	(392,740)
Net increase (decrease)	59,200	22,556	$ 1,179,251	$ 490,108

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	39,846,222,733.67	95.475
Withheld	1,888,670,465.66	4.525
TOTAL	41,734,893,199.33	100.000
Dennis J. Dirks
Affirmative	39,979,631,301.91	95.794
Withheld	1,755,261,897.42	4.206
TOTAL	41,734,893,199.33	100.000
Edward C. Johnson 3d
Affirmative	39,780,037,081.16	95.316
Withheld	1,954,856,118.17	4.684
TOTAL	41,734,893,199.33	100.000
Alan J. Lacy
Affirmative	39,956,311,889.69	95.738
Withheld	1,778,581,309.64	4.262
TOTAL	41,734,893,199.33	100.000
Ned C. Lautenbach
Affirmative	39,953,914,015.23	95.733
Withheld	1,780,979,184.10	4.267
TOTAL	41,734,893,199.33	100.000
Joseph Mauriello
Affirmative	39,950,443,870.38	95.724
Withheld	1,784,449,328.95	4.276
TOTAL	41,734,893,199.33	100.000
Cornelia M. Small
Affirmative	39,962,184,213.65	95.752
Withheld	1,772,708,985.68	4.248
TOTAL	41,734,893,199.33	100.000
William S. Stavropoulos
Affirmative	39,840,021,047.17	95.460
Withheld	1,894,872,152.16	4.540
TOTAL	41,734,893,199.33	100.000
	# of Votes	% of Votes
David M. Thomas
Affirmative	39,964,931,571.22	95.759
Withheld	1,769,961,628.11	4.241
TOTAL	41,734,893,199.33	100.000
Michael E. Wiley
Affirmative	39,953,080,715.70	95.731
Withheld	1,781,812,483.63	4.269
TOTAL	41,734,893,199.33	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	27,037,561,266.55	64.784
Against	7,285,785,439.60	17.457
Abstain	1,777,270,912.26	4.259
Broker Non-Votes	5,634,275,580.92	13.500
TOTAL	41,734,893,199.33	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIF-USAN-0808
1.803541.104

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
New Insights
Fund - Institutional Class

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class A
Actual	$ 1,000.00	$ 918.10	$ 5.10
Hypothetical A	$ 1,000.00	$ 1,019.54	$ 5.37
Class T
Actual	$ 1,000.00	$ 916.80	$ 6.24
Hypothetical A	$ 1,000.00	$ 1,018.35	$ 6.57
Class B
Actual	$ 1,000.00	$ 914.30	$ 9.00
Hypothetical A	$ 1,000.00	$ 1,015.47	$ 9.47
Class C
Actual	$ 1,000.00	$ 914.50	$ 8.66
Hypothetical A	$ 1,000.00	$ 1,015.81	$ 9.12
Institutional Class
Actual	$ 1,000.00	$ 919.30	$ 3.96
Hypothetical A	$ 1,000.00	$ 1,020.74	$ 4.17

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.07%
Class T	1.31%
Class B	1.89%
Class C	1.82%
Institutional Class	.83%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	3.4	5.5
Apple, Inc.	3.2	3.5
Berkshire Hathaway, Inc. Class A	2.9	3.1
Monsanto Co.	2.4	0.5
Schlumberger Ltd. (NY Shares)	2.1	1.7
Exxon Mobil Corp.	1.9	2.6
Genentech, Inc.	1.9	1.5
EnCana Corp.	1.8	1.1
Hewlett-Packard Co.	1.7	3.4
Visa, Inc.	1.6	0.0
	22.9
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.9	23.2
Energy	18.1	11.0
Materials	14.3	6.7
Health Care	8.9	10.2
Financials	8.2	11.0
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 92.4%		Stocks 86.7%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 7.4%		Short-Term Investments and Net Other Assets 13.1%
* Foreign investments	26.0%	** Foreign investments	24.3%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.9%
Automobiles - 0.0%
Toyota Motor Corp.	60,300	$ 2,847
Distributors - 0.0%
LKQ Corp. (a)	105,900	1,914
Diversified Consumer Services - 0.1%
Strayer Education, Inc.	53,200	11,123
Hotels, Restaurants & Leisure - 1.4%
Chipotle Mexican Grill, Inc.:
Class A (a)	245,600	20,291
Class B (a)	26,228	1,977
McDonald's Corp.	1,693,727	95,221
Red Robin Gourmet Burgers, Inc. (a)	19,000	527
Sodexho Alliance SA	32,100	2,100
Starbucks Corp. (a)	241,900	3,808
Tim Hortons, Inc.	1,150,100	32,996
		156,920
Household Durables - 0.5%
Desarrolladora Homex Sab de CV sponsored ADR (a)(d)	99,300	5,817
Gafisa SA sponsored ADR (d)	973,200	33,449
Snap-On, Inc. (d)	327,800	17,049
		56,315
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	319,100	23,400
Priceline.com, Inc. (a)	250,600	28,934
		52,334
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	151,800	5,422
Media - 1.9%
CKX, Inc. (a)	41,529	363
E.W. Scripps Co. Class A	113,300	4,706
Liberty Media Corp. - Entertainment Class A (a)	526,000	12,745
Marvel Entertainment, Inc. (a)	68,000	2,186
Scripps Networks Interactive, Inc. Class A (f)	50,700	1,944
The DIRECTV Group, Inc. (a)	690,900	17,901
The Walt Disney Co.	5,204,600	162,384
The Weinstein Co. III Holdings, LLC Class A-1 (g)	2,267	2,267
VisionChina Media, Inc. ADR (d)	13,400	213
		204,709
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Dollar Tree, Inc. (a)	33,100	$ 1,082
Marks & Spencer Group PLC	313,700	2,040
		3,122
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A	34,000	2,131
Aeropostale, Inc. (a)	31,500	987
Fourlis Holdings SA	527,400	15,463
Gamestop Corp. Class A (a)	731,600	29,557
H&M Hennes & Mauritz AB (B Shares)	21,500	1,160
Inditex SA	72,200	3,310
J. Crew Group, Inc. (a)(d)	927,200	30,607
The Buckle, Inc.	20,300	928
TJX Companies, Inc.	1,255,000	39,495
Urban Outfitters, Inc. (a)(d)	316,200	9,862
		133,500
Textiles, Apparel & Luxury Goods - 1.2%
China Hongxing Sports Ltd.	6,000,000	1,985
Lululemon Athletica, Inc. (d)	89,400	2,598
NIKE, Inc. Class B (d)	2,234,400	133,193
		137,776
TOTAL CONSUMER DISCRETIONARY		765,982
CONSUMER STAPLES - 6.4%
Beverages - 2.5%
Boston Beer Co., Inc. Class A (a)	40,700	1,656
Coca-Cola FEMSA SAB de CV sponsored ADR	64,300	3,626
Diageo PLC sponsored ADR	122,500	9,049
Fomento Economico Mexicano SA de CV sponsored ADR	168,800	7,682
PepsiCo, Inc.	1,602,000	101,871
Pernod Ricard SA	71,600	7,306
The Coca-Cola Co.	2,857,900	148,554
		279,744
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	594,500	41,698
CVS Caremark Corp.	136,400	5,397
Susser Holdings Corp. (a)	215,962	2,091
Tesco PLC	4,038,200	29,537
		78,723
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.0%
Bunge Ltd.	44,400	$ 4,781
General Mills, Inc.	111,600	6,782
Groupe Danone	439,200	30,733
Kellogg Co.	175,500	8,428
Nestle SA (Reg.)	949,600	42,798
Smart Balance, Inc. (a)(d)	500,000	3,605
TreeHouse Foods, Inc. (a)	432,993	10,504
Wm. Wrigley Jr. Co.	98,500	7,661
		115,292
Household Products - 2.1%
Colgate-Palmolive Co.	984,000	67,994
Procter & Gamble Co.	2,622,467	159,472
		227,466
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	108,400	5,035
TOTAL CONSUMER STAPLES		706,260
ENERGY - 18.1%
Energy Equipment & Services - 4.6%
Atwood Oceanics, Inc. (a)	32,000	3,979
ENSCO International, Inc.	103,500	8,357
FMC Technologies, Inc. (a)	186,400	14,340
Helmerich & Payne, Inc.	16,900	1,217
IHS, Inc. Class A (a)	56,500	3,932
Nabors Industries Ltd. (a)	11,000	542
National Oilwell Varco, Inc. (a)	231,500	20,539
Noble Corp.	18,900	1,228
Schlumberger Ltd. (NY Shares)	2,191,600	235,444
Smith International, Inc.	1,905,969	158,462
Superior Energy Services, Inc. (a)	149,600	8,249
Transocean, Inc. (a)	320,947	48,909
		505,198
Oil, Gas & Consumable Fuels - 13.5%
Addax Petroleum, Inc.	79,600	3,845
Apache Corp.	312,600	43,451
BG Group PLC	80,600	2,095
BG Group PLC sponsored ADR	245,400	32,098
Birchcliff Energy Ltd. (a)	733,200	11,077
Canadian Natural Resources Ltd.	452,400	44,754
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Oil Sands Trust	723,900	$ 39,059
Chesapeake Energy Corp.	1,304,099	86,018
ConocoPhillips	47,800	4,512
Denbury Resources, Inc. (a)	162,267	5,923
Devon Energy Corp.	259,300	31,157
El Paso Corp.	57,200	1,244
EnCana Corp.	2,195,700	201,099
Energy Transfer Equity LP	89,600	2,598
EOG Resources, Inc.	970,900	127,382
EXCO Resources, Inc. (a)	532,567	19,657
Exxon Mobil Corp.	2,374,302	209,247
Hess Corp.	529,100	66,767
Ivanhoe Energy, Inc. (a)	103,300	368
Ivanhoe Energy, Inc. warrants 10/1/08 (a)(e)(f)	859,100	2,700
Mariner Energy, Inc. (a)	73,900	2,732
Murphy Oil Corp.	270,600	26,532
Nexen, Inc.	112,900	4,503
Noble Energy, Inc.	1,235,200	124,212
Occidental Petroleum Corp.	807,200	72,535
OGX Petroleo e Gas Participacoes SA (a)	6,000	4,742
Petrobank Energy & Resources Ltd. (a)	121,400	6,336
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,388,000	169,142
Petroplus Holdings AG (a)	474,912	25,419
Plains Exploration & Production Co. (a)	86,400	6,305
Quicksilver Resources, Inc. (a)	81,100	3,134
Range Resources Corp.	115,700	7,583
Reliance Industries Ltd.	100,406	4,900
SandRidge Energy, Inc.	413,000	26,672
Southwestern Energy Co. (a)	387,500	18,449
Spectra Energy Corp.	19,600	563
Suncor Energy, Inc.	57,100	3,316
Ultra Petroleum Corp. (a)	128,500	12,619
Williams Companies, Inc.	25,300	1,020
XTO Energy, Inc.	621,900	42,606
		1,498,371
TOTAL ENERGY		2,003,569
FINANCIALS - 8.2%
Capital Markets - 1.1%
Bank of New York Mellon Corp.	796,800	30,143
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	89,900	$ 15,912
Charles Schwab Corp.	2,071,900	42,557
Franklin Resources, Inc.	25,800	2,365
Goldman Sachs Group, Inc.	98,800	17,280
State Street Corp.	163,000	10,430
T. Rowe Price Group, Inc.	26,100	1,474
		120,161
Commercial Banks - 1.6%
Banco Bradesco SA (PN) sponsored ADR	462,050	9,454
Banco de Chile sponsored ADR	20,000	892
Banco do Brasil SA	723,400	11,772
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	374,250	7,601
Banco Santander SA sponsored ADR (d)	1,687,800	30,701
Bank of China (H Shares)	13,279,000	5,910
Center Financial Corp., California	50,000	424
Standard Chartered PLC (United Kingdom)	303,800	8,604
State Bank of India	21,606	575
Toronto-Dominion Bank	139,200	8,774
U.S. Bancorp, Delaware	486,400	13,566
Uniao de Bancos Brasileiros SA (Unibanco) GDR	77,500	9,837
Wells Fargo & Co.	2,779,800	66,020
		174,130
Consumer Finance - 0.5%
American Express Co.	1,499,800	56,497
SLM Corp. (a)	152,100	2,943
		59,440
Diversified Financial Services - 0.7%
Bolsa de Mercadorias & Futuros - BM&F SA	485,900	4,186
Govi High Power Exploration, Inc. warrants 1/1/49 (a)(g)	2,750,000	5,500
JPMorgan Chase & Co.	1,621,400	55,630
Leucadia National Corp.	47,300	2,220
MSCI, Inc. Class A	290,000	10,524
		78,060
Insurance - 4.2%
ACE Ltd.	150,100	8,269
Admiral Group PLC	551,800	8,733
AFLAC, Inc.	101,800	6,393
Arch Capital Group Ltd. (a)	64,800	4,298
Assurant, Inc.	254,100	16,760
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd.	367,700	$ 10,961
Berkshire Hathaway, Inc. Class A (a)	2,642	319,022
Fairfax Financial Holdings Ltd.	15,400	3,943
Loews Corp. (d)	586,500	27,507
MetLife, Inc.	230,600	12,169
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	21,800	3,824
The Chubb Corp.	830,700	40,713
W.R. Berkley Corp.	79,961	1,932
		464,524
Real Estate Management & Development - 0.0%
FX Real Estate & Entertainment, Inc. (a)(d)	8,305	16
Xinyuan Real Estate Co. Ltd. ADR	24,300	148
		164
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	417,300	6,961
TOTAL FINANCIALS		903,440
HEALTH CARE - 8.7%
Biotechnology - 3.8%
Acorda Therapeutics, Inc. (a)	75,100	2,466
Alexion Pharmaceuticals, Inc. (a)	11,200	812
Biogen Idec, Inc. (a)	142,800	7,981
BioMarin Pharmaceutical, Inc. (a)	31,200	904
Celgene Corp. (a)	291,900	18,644
Cougar Biotechnology, Inc. (a)	693,961	16,537
CSL Ltd.	375,619	12,856
Genentech, Inc. (a)	2,721,200	206,539
Genmab AS (a)	62,600	2,382
Gilead Sciences, Inc. (a)	2,435,300	128,949
GTx, Inc. (a)(d)	155,409	2,230
Human Genome Sciences, Inc. (a)	59,800	312
MannKind Corp. (a)(d)	687,927	2,064
MannKind Corp. (a)	149,406	448
MannKind Corp. warrants 8/3/10 (a)(g)	29,881	55
Martek Biosciences (a)	59,300	1,999
Medarex, Inc. (a)(d)	664,200	4,390
Savient Pharmaceuticals, Inc. (a)	90,100	2,280
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)	94,500	$ 799
Targacept, Inc. (a)	841,800	6,120
		418,767
Health Care Equipment & Supplies - 1.9%
Alcon, Inc.	241,500	39,314
Becton, Dickinson & Co.	503,300	40,918
C.R. Bard, Inc.	238,399	20,967
China Medical Technologies, Inc. sponsored ADR (d)	139,100	6,872
Covidien Ltd.	419,300	20,080
DENTSPLY International, Inc.	769,800	28,329
Edwards Lifesciences Corp. (a)	47,500	2,947
Intuitive Surgical, Inc. (a)	18,700	5,038
Kinetic Concepts, Inc. (a)	25,800	1,030
Medtronic, Inc.	111,600	5,775
Mindray Medical International Ltd. sponsored ADR	173,300	6,468
NuVasive, Inc. (a)	153,500	6,855
Smith & Nephew PLC	80,300	881
Stryker Corp.	288,700	18,153
Zoll Medical Corp. (a)	30,600	1,030
		204,657
Health Care Providers & Services - 0.5%
Amedisys, Inc. (a)	21,400	1,079
Express Scripts, Inc. (a)	30,400	1,907
Genoptix, Inc.	249,683	7,877
Henry Schein, Inc. (a)	67,400	3,476
Medco Health Solutions, Inc. (a)	930,300	43,910
		58,249
Life Sciences Tools & Services - 0.5%
Bruker BioSciences Corp. (a)	100,900	1,297
ICON PLC sponsored ADR (a)	358,113	27,045
Illumina, Inc. (a)	13,400	1,167
Medivation, Inc. (a)(d)	62,500	739
PAREXEL International Corp. (a)	46,400	1,221
QIAGEN NV (a)	143,700	2,893
Techne Corp. (a)	127,300	9,852
Thermo Fisher Scientific, Inc. (a)	5,900	329
Waters Corp. (a)	249,600	16,099
		60,642
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.0%
Abbott Laboratories	892,100	$ 47,255
Elan Corp. PLC sponsored ADR (a)	2,000	71
Endo Pharmaceuticals Holdings, Inc. (a)	440,200	10,648
Johnson & Johnson	808,700	52,032
Merck & Co., Inc.	836,400	31,524
Novo Nordisk AS Series B	194,800	12,824
Pronova BioPharma ASA	1,000,000	3,410
Roche Holding AG (participation certificate)	241,848	43,482
Schering-Plough Corp.	519,100	10,221
Teva Pharmaceutical Industries Ltd. sponsored ADR	43,800	2,006
Wyeth	272,900	13,088
		226,561
TOTAL HEALTH CARE		968,876
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	684,400	67,523
Raytheon Co.	61,400	3,456
Stanley, Inc. (a)	71,200	2,387
Teledyne Technologies, Inc. (a)	52,600	2,566
The Boeing Co.	12,700	835
		76,767
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (d)	1,110,172	60,882
UTI Worldwide, Inc.	4,000	80
		60,962
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	50,500	2,162
Covanta Holding Corp. (a)(d)	340,500	9,088
Dun & Bradstreet Corp.	12,500	1,096
Fuel Tech, Inc. (a)	21,100	372
Robert Half International, Inc.	104,200	2,498
Seek Ltd.	1,000,000	4,794
Watson Wyatt Worldwide, Inc. Class A	18,800	994
		21,004
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.9%
Fluor Corp.	108,800	$ 20,246
Jacobs Engineering Group, Inc. (a)	954,100	76,996
		97,242
Electrical Equipment - 1.2%
ABB Ltd. sponsored ADR	232,500	6,584
AMETEK, Inc.	43,000	2,030
Cooper Industries Ltd. Class A	1,871,245	73,914
Energy Conversion Devices, Inc. (a)	124,100	9,139
First Solar, Inc. (a)	22,600	6,166
GrafTech International Ltd. (a)	500,000	13,415
Q-Cells AG (a)(d)	69,900	7,081
Roper Industries, Inc.	12,900	850
Vestas Wind Systems AS (a)	100,500	13,085
		132,264
Industrial Conglomerates - 0.0%
Hutchison Whampoa Ltd.	374,000	3,770
Machinery - 2.3%
Bucyrus International, Inc. Class A	463,600	33,852
Cummins, Inc.	56,000	3,669
Danaher Corp.	989,177	76,463
Deere & Co.	702,300	50,657
Flowserve Corp.	36,200	4,949
Joy Global, Inc.	157,700	11,958
Kennametal, Inc.	181,000	5,892
Nordson Corp.	32,600	2,376
PACCAR, Inc.	1,176,523	49,214
SPX Corp.	102,600	13,515
Wabtec Corp.	15,700	763
		253,308
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	147,100	14,694
Canadian National Railway Co.	569,200	27,350
		42,044
Trading Companies & Distributors - 0.1%
Fastenal Co.	24,700	1,066
Mitsui & Co. Ltd.	264,000	5,831
		6,897
TOTAL INDUSTRIALS		694,258
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 3.0%
Aruba Networks, Inc. (a)(d)	314,801	$ 1,646
Cisco Systems, Inc. (a)	1,643,800	38,235
Corning, Inc.	971,400	22,391
Nokia Corp. sponsored ADR	1,282,000	31,409
QUALCOMM, Inc.	1,558,200	69,137
Research In Motion Ltd. (a)	1,429,200	167,073
Riverbed Technology, Inc. (a)(d)	33,600	461
		330,352
Computers & Peripherals - 5.5%
Apple, Inc. (a)	2,115,300	354,186
Dell, Inc. (a)	240,000	5,251
Hewlett-Packard Co.	4,199,400	185,655
High Tech Computer Corp.	44,000	986
International Business Machines Corp.	483,900	57,357
Logitech International SA (a)	181,700	4,870
NCR Corp. (a)	197,400	4,974
		613,279
Electronic Equipment & Instruments - 1.3%
Amphenol Corp. Class A	1,254,140	56,286
Flextronics International Ltd. (a)	34,900	328
FLIR Systems, Inc. (a)	1,305,900	52,980
Itron, Inc. (a)	30,200	2,970
Mettler-Toledo International, Inc. (a)	241,200	22,880
National Instruments Corp.	35,300	1,001
Tyco Electronics Ltd.	322,500	11,552
		147,997
Internet Software & Services - 4.2%
Bankrate, Inc. (a)(d)	255,200	9,971
Constant Contact, Inc. (d)	260,800	4,916
Google, Inc. Class A (sub. vtg.) (a)	707,410	372,385
NHN Corp. (a)	41,319	7,206
Open Text Corp. (a)	25,900	829
Sohu.com, Inc. (a)(d)	147,500	10,390
VeriSign, Inc. (a)	1,335,400	50,478
VistaPrint Ltd. (a)	183,000	4,897
		461,072
IT Services - 3.2%
Accenture Ltd. Class A	901,800	36,721
Fiserv, Inc. (a)	32,200	1,461
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Infosys Technologies Ltd. sponsored ADR	47,700	$ 2,073
ManTech International Corp. Class A (a)	57,600	2,772
MasterCard, Inc. Class A	437,400	116,138
Paychex, Inc. (d)	194,600	6,087
The Western Union Co.	356,200	8,805
VeriFone Holdings, Inc. (a)(d)	200,000	2,390
Visa, Inc.	2,221,300	180,614
		357,061
Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	55,400	1,058
Atheros Communications, Inc. (a)	28,983	869
Intel Corp.	760,950	16,345
Lam Research Corp. (a)	128,500	4,645
Monolithic Power Systems, Inc. (a)	46,400	1,003
NVIDIA Corp. (a)	59,200	1,108
ON Semiconductor Corp. (a)	488,000	4,475
Powertech Technology, Inc.	266,000	933
Samsung Electronics Co. Ltd.	70,572	42,148
Silicon Motion Technology Corp. sponsored ADR (a)(d)	168,600	2,436
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	796,300	8,688
Xilinx, Inc.	84,000	2,121
		85,829
Software - 3.9%
Activision, Inc. (a)	3,855,000	131,340
Adobe Systems, Inc. (a)	1,441,106	56,765
Ansys, Inc. (a)	81,700	3,850
Autonomy Corp. PLC (a)	112,300	2,013
BMC Software, Inc. (a)	448,800	16,157
CA, Inc.	218,000	5,034
CommVault Systems, Inc. (a)	412,968	6,872
Concur Technologies, Inc. (a)	66,500	2,210
Giant Interactive Group, Inc. ADR (d)	65,200	790
GSE Systems, Inc. (a)	500,000	4,455
Informatica Corp. (a)	36,710	552
McAfee, Inc. (a)	647,500	22,034
Nintendo Co. Ltd.	55,400	30,958
Oracle Corp. (a)	3,059,050	64,240
Salesforce.com, Inc. (a)	436,100	29,755
Solera Holdings, Inc.	56,600	1,566
Ubisoft Entertainment SA (a)	288,000	25,186
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ultimate Software Group, Inc. (a)	237,039	$ 8,446
Utimaco Safeware AG	350,000	4,910
VMware, Inc. Class A (d)	321,600	17,321
		434,454
TOTAL INFORMATION TECHNOLOGY		2,430,044
MATERIALS - 14.3%
Chemicals - 4.9%
Agrium, Inc.	68,800	7,421
Bayer AG	121,900	10,256
Celanese Corp. Class A	23,000	1,050
Ecolab, Inc.	550,100	23,649
Monsanto Co.	2,121,400	268,230
Nalco Holding Co.	179,300	3,792
Potash Corp. of Saskatchewan, Inc.	116,100	26,537
Praxair, Inc.	736,600	69,417
The Mosaic Co. (a)	932,500	134,933
		545,285
Containers & Packaging - 0.0%
Crown Holdings, Inc. (a)	115,100	2,991
Metals & Mining - 9.4%
Agnico-Eagle Mines Ltd.	707,200	53,067
Alcoa, Inc.	372,400	13,265
Anglo American PLC ADR	1,815,171	64,348
Anglo Platinum Ltd.	15,100	2,520
Aquarius Platinum Ltd. (Australia)	1,794,000	28,758
ArcelorMittal SA (NY Shares) Class A	293,900	29,117
B2Gold Corp. (g)	600,000	677
B2Gold Corp.	414,500	468
B2Gold Corp. (e)	500,000	564
Barrick Gold Corp.	1,555,600	71,130
BHP Billiton Ltd. sponsored ADR	1,334,300	113,669
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	257,700	11,444
Companhia Vale do Rio Doce sponsored ADR	669,900	23,996
Eldorado Gold Corp. (a)	726,700	6,195
Fording Canadian Coal Trust (d)	252,000	24,104
Franco-Nevada Corp.	868,100	21,035
Freeport-McMoRan Copper & Gold, Inc. Class B	702,600	82,338
Gerdau SA sponsored ADR	1,047,200	25,143
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc.	3,075,201	$ 141,821
Impala Platinum Holdings Ltd.	214,600	8,468
Ivanhoe Mines Ltd. (a)	1,993,600	21,611
Kinross Gold Corp.	2,464,576	58,269
Lihir Gold Ltd. (a)	1,278,800	4,034
Newcrest Mining Ltd.	1,346,316	37,820
Nucor Corp.	342,200	25,552
POSCO sponsored ADR	108,000	14,016
Randgold Resources Ltd. sponsored ADR	457,895	21,146
Red Back Mining, Inc. (a)	1,907,300	16,091
Rio Tinto PLC (Reg.)	491,300	59,166
Silver Bear Resources, Inc.	275,700	671
Silvercorp Metals, Inc.	84,600	498
Steel Dynamics, Inc.	267,400	10,447
Teck Cominco Ltd. Class B (sub. vtg.)	66,800	3,222
United States Steel Corp.	138,500	25,592
Yamana Gold, Inc.	797,000	13,261
		1,033,523
TOTAL MATERIALS		1,581,799
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.0%
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	5,700	142
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series L sponsored ADR	1,332,300	70,279
Bharti Airtel Ltd. (a)	1,182,482	19,866
Idea Cellular Ltd. (a)	444,807	968
Vivo Participacoes SA (PN) sponsored ADR	800,400	5,091
		96,204
TOTAL TELECOMMUNICATION SERVICES		96,346
UTILITIES - 0.6%
Electric Utilities - 0.5%
E.ON AG sponsored ADR	267,000	17,889
Entergy Corp.	26,000	3,132
Exelon Corp.	78,200	7,035
FirstEnergy Corp.	214,500	17,660
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FPL Group, Inc.	78,100	$ 5,122
PPL Corp.	58,300	3,047
		53,885
Gas Utilities - 0.0%
Southern Union Co.	83,600	2,259
Independent Power Producers & Energy Traders - 0.0%
International Power PLC	528,200	4,525
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	71,800	3,298
YTL Corp. Bhd	2,133,100	4,407
		7,705
Water Utilities - 0.0%
YTL Power International BHD	142,206	81
TOTAL UTILITIES		68,455
TOTAL COMMON STOCKS (Cost $8,469,545)		10,219,029
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (g)	541,260	3,870
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Fluidigm Corp. (g)	481,170	1,925
Light Sciences Oncology, Inc. Series B (g)	1,792,115	15,000
		16,925
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(g)	91,600	1,963
TOTAL HEALTH CARE		18,888
TOTAL CONVERTIBLE PREFERRED STOCKS		22,758
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Slide, Inc. Series D (a)(g)	809,262	$ 3,693
TOTAL PREFERRED STOCKS (Cost $26,451)		26,451
Money Market Funds - 8.8%

Fidelity Cash Central Fund, 2.38% (b)	790,596,068	790,596
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	183,266,175	183,266
TOTAL MONEY MARKET FUNDS (Cost $973,862)		973,862
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $9,469,858)		11,219,342
NET OTHER ASSETS - (1.4)%		(151,406)
NET ASSETS - 100%		$ 11,067,936
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,264,000 or 0.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,949,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
B2Gold Corp.	10/24/07	$ 619
Fluidigm Corp.	10/9/07	$ 1,925
Govi High Power Exploration, Inc. warrants 1/1/49	9/28/07	$ 5,500
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
Slide, Inc. Series D	1/14/08	$ 3,693
superDimension Ltd.	2/27/08 - 5/22/08	$ 1,963
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18,587
Fidelity Securities Lending Cash Central Fund	1,437
Total	$ 20,024
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 11,219,342	$ 10,775,666	$ 409,458	$ 34,218
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 24,692
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	9,526
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 34,218

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.0%
Canada	9.2%
Brazil	2.8%
United Kingdom	2.2%
Netherlands Antilles	2.1%
Bermuda	1.7%
Australia	1.6%
Switzerland	1.4%
Others (individually less than 1%)	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $177,769) - See accompanying schedule: Unaffiliated issuers (cost $8,495,996)	$ 10,245,480
Fidelity Central Funds (cost $973,862)	973,862
Total Investments (cost $9,469,858)		$ 11,219,342
Cash		88
Receivable for investments sold		55,857
Receivable for fund shares sold		27,368
Dividends receivable		9,730
Distributions receivable from Fidelity Central Funds		2,597
Prepaid expenses		13
Other receivables		108
Total assets		11,315,103

Liabilities
Payable for investments purchased Regular delivery	$ 27,989
Delayed delivery	4,693
Payable for fund shares redeemed	20,043
Accrued management fee	5,209
Distribution fees payable	3,636
Other affiliated payables	2,065
Other payables and accrued expenses	266
Collateral on securities loaned, at value	183,266
Total liabilities		247,167

Net Assets		$ 11,067,936
Net Assets consist of:
Paid in capital		$ 9,489,135
Undistributed net investment income		6,946
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(177,598)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,749,453
Net Assets		$ 11,067,936

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,360,525 ÷ 170,039 shares)	$ 19.76

Maximum offering price per share (100/94.25 of $19.76)	$ 20.97
Class T: Net Asset Value and redemption price per share ($1,959,818 ÷ 99,738 shares)	$ 19.65

Maximum offering price per share (100/96.50 of $19.65)	$ 20.36
Class B: Net Asset Value and offering price per share ($472,372 ÷ 24,700 shares)A	$ 19.12

Class C: Net Asset Value and offering price per share ($1,983,056 ÷ 103,371 shares)A	$ 19.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,292,165 ÷ 164,931 shares)	$ 19.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 48,983
Interest		16
Income from Fidelity Central Funds		20,024
Total income		69,023

Expenses
Management fee	$ 28,283
Transfer agent fees	10,951
Distribution fees	20,288
Accounting and security lending fees	663
Custodian fees and expenses	272
Independent trustees' compensation	21
Registration fees	535
Audit	32
Legal	19
Miscellaneous	1,273
Total expenses before reductions	62,337
Expense reductions	(270)	62,067
Net investment income (loss)		6,956
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(165,410)
Foreign currency transactions	(149)
Total net realized gain (loss)		(165,559)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $26)	(634,161)
Assets and liabilities in foreign currencies	(26)
Total change in net unrealized appreciation (depreciation)		(634,187)
Net gain (loss)		(799,746)
Net increase (decrease) in net assets resulting from operations		$ (792,790)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,956	$ 18,038
Net realized gain (loss)	(165,559)	341,083
Change in net unrealized appreciation (depreciation)	(634,187)	1,132,777
Net increase (decrease) in net assets resulting from operations	(792,790)	1,491,898
Distributions to shareholders from net investment income	(10)	(17,144)
Distributions to shareholders from net realized gain	(56,382)	(168,267)
Total distributions	(56,392)	(185,411)
Share transactions - net increase (decrease)	2,423,853	610,558
Total increase (decrease) in net assets	1,574,671	1,917,045

Net Assets
Beginning of period	9,493,265	7,576,220
End of period (including undistributed net investment income of $6,946 and undistributed net investment income of $1,226, respectively)	$ 11,067,936	$ 9,493,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 18.37	$ 16.65	$ 13.99	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.08	.06	.02	(.03)	(.04)
Net realized and unrealized gain (loss)	(1.80)	3.65	1.78	2.64	2.24	1.87
Total from investment operations	(1.77)	3.73	1.84	2.66	2.21	1.83
Distributions from net investment income	- J	(.06)	(.03)	-	(.01)	(.03)
Distributions from net realized gain	(.12)	(.39)	(.08)	-	-	(.01)
Total distributions	(.12)	(.45)	(.12) K	-	(.01)	(.04)
Net asset value, end of period	$ 19.76	$ 21.65	$ 18.37	$ 16.65	$ 13.99	$ 11.79
Total Return B, C, D	(8.19)%	20.26%	11.06%	19.01%	18.76%	18.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.09%	1.12%	1.17%	1.22%	1.39% A
Expenses net of fee waivers, if any	1.07% A	1.09%	1.12%	1.17%	1.22%	1.39% A
Expenses net of all reductions	1.07% A	1.08%	1.11%	1.13%	1.17%	1.28% A
Net investment income (loss)	.29% A	.42%	.37%	.13%	(.26)%	(.81)% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,361	$ 2,630	$ 1,823	$ 1,019	$ 230	$ 37
Portfolio turnover rate G	68% A	57%	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 18.29	$ 16.57	$ 13.96	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-	.04	.03	(.01)	(.06)	(.05)
Net realized and unrealized gain (loss)	(1.79)	3.62	1.77	2.62	2.25	1.86
Total from investment operations	(1.79)	3.66	1.80	2.61	2.19	1.81
Distributions from net investment income	-	-	-	-	(.01)	(.02)
Distributions from net realized gain	(.12)	(.39)	(.08)	-	-	(.01)
Total distributions	(.12)	(.39)	(.08) J	-	(.01)	(.03)
Net asset value, end of period	$ 19.65	$ 21.56	$ 18.29	$ 16.57	$ 13.96	$ 11.78
Total Return B, C, D	(8.32)%	20.00%	10.90%	18.70%	18.60%	18.08%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.31%	1.32%	1.38%	1.43%	1.62%A
Expenses net of fee waivers, if any	1.31%A	1.31%	1.32%	1.38%	1.43%	1.62%A
Expenses net of all reductions	1.31%A	1.31%	1.31%	1.34%	1.39%	1.51%A
Net investment income (loss)	.05%A	.19%	.17%	(.08)%	(.48)%	(1.04)%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,960	$ 2,185	$ 2,165	$ 1,393	$ 325	$ 62
Portfolio turnover rate G	68%A	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 21.04	$ 17.97	$ 16.35	$ 13.85	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.07)	(.10)	(.13)	(.07)
Net realized and unrealized gain (loss)	(1.75)	3.54	1.74	2.60	2.23	1.85
Total from investment operations	(1.80)	3.46	1.67	2.50	2.10	1.78
Distributions from net investment income	-	-	-	-	(.01)	(.01)
Distributions from net realized gain	(.12)	(.39)	(.05)	-	-	(.01)
Total distributions	(.12)	(.39)	(.05) J	-	(.01)	(.02)
Net asset value, end of period	$ 19.12	$ 21.04	$ 17.97	$ 16.35	$ 13.85	$ 11.76
Total Return B, C, D	(8.57)%	19.24%	10.23%	18.05%	17.87%	17.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.89%	1.93%	1.98%	2.02%	2.19%A
Expenses net of fee waivers, if any	1.89% A	1.89%	1.93%	1.98%	2.02%	2.19%A
Expenses net of all reductions	1.89%A	1.89%	1.92%	1.94%	1.97%	2.08%A
Net investment income (loss)	(.53)%A	(.39)%	(.44)%	(.68)%	(1.06)%	(1.61)%A
Supplemental Data
Net assets, end of period (in millions)	$ 472	$ 489	$ 452	$ 339	$ 109	$ 27
Portfolio turnover rateG	68%A	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 21.10	$ 18.00	$ 16.37	$ 13.86	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.06)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	(1.76)	3.55	1.74	2.60	2.23	1.85
Total from investment operations	(1.80)	3.49	1.68	2.51	2.11	1.78
Distributions from net investment income	-	-	-	-	(.01)	(.01)
Distributions from net realized gain	(.12)	(.39)	(.05)	-	-	(.01)
Total distributions	(.12)	(.39)	(.05) J	-	(.01)	(.02)
Net asset value, end of period	$ 19.18	$ 21.10	$ 18.00	$ 16.37	$ 13.86	$ 11.76
Total Return B, C, D	(8.55)%	19.37%	10.28%	18.11%	17.95%	17.77%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.82% A	1.82%	1.85%	1.89%	1.94%	2.14%A
Expenses net of fee waivers, if any	1.82%A	1.82%	1.85%	1.89%	1.94%	2.14%A
Expenses net of all reductions	1.82%A	1.82%	1.83%	1.85%	1.89%	2.03%A
Net investment income (loss)	(.46)%A	(.32)%	(.35)%	(.59)%	(.98)%	(1.55)%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,983	$ 1,879	$ 1,596	$ 1,006	$ 246	$ 49
Portfolio turnover rate G	68%A	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 G

Selected Per-Share Data
Net asset value, beginning of period	$ 21.84	$ 18.52	$ 16.78	$ 14.05	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.14	.12	.07	.01	(.02)
Net realized and unrealized gain (loss)	(1.81)	3.67	1.79	2.66	2.26	1.86
Total from investment operations	(1.76)	3.81	1.91	2.73	2.27	1.84
Distributions from net investment income	- I	(.10)	(.09)	-	(.01)	(.04)
Distributions from net realized gain	(.12)	(.39)	(.08)	-	-	(.01)
Total distributions	(.12)	(.49)	(.17) J	-	(.01)	(.05)
Net asset value, end of period	$ 19.96	$ 21.84	$ 18.52	$ 16.78	$ 14.05	$ 11.79
Total Return B, C	(8.07)%	20.57%	11.40%	19.43%	19.27%	18.31%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A	.81%	.83%	.84%	.86%	1.07%A
Expenses net of fee waivers, if any	.83%A	.81%	.83%	.84%	.86%	1.07%A
Expenses net of all reductions	.83%A	.81%	.82%	.79%	.82%	96%A
Net investment income (loss)	.53%A	.69%	.66%	.47%	.10%	(.49)%A
Supplemental Data
Net assets, end of period (in millions)	$ 3,292	$ 2,309	$ 1,540	$ 498	$ 120	$ 23
Portfolio turnover rate F	68%A	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 31, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,130,188
Unrealized depreciation	(400,268)
Net unrealized appreciation (depreciation)	$ 1,729,920
Cost for federal income tax purposes	$ 9,489,422

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,884,360 and $3,085,314, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in September 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3,647	$ 243
Class T	.25%	.25%	4,949	-
Class B	.75%	.25%	2,321	1,746
Class C	.75%	.25%	9,371	1,736
			$ 20,288	$ 3,725

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,077
Class T	246
Class B*	326
Class C*	65
$ 1,714

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,104.21
Class T	2,013.20
Class B	655.28
Class C	1,979.21
Institutional Class	3,200.22
	$ 10,951

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $33 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,437.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $249 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions - continued

as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 11
Class T	3
Institutional Class	2
$ 16

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $36, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Class A	$ 5	$ 6,522
Institutional Class	5	10,622
Total	$ 10	$ 17,144
From net realized gain
Class A	$ 15,552	$ 46,240
Class T	11,399	38,909
Class B	2,709	8,910
Class C	10,794	33,987
Institutional Class	15,928	40,221
Total	$ 56,382	$ 168,267

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Class A
Shares sold	62,260	41,083	$ 1,243,872	$ 854,701
Reinvestment of distributions	733	2,200	14,197	47,987
Shares redeemed	(14,410)	(21,029)	(286,311)	(422,867)
Net increase (decrease)	48,583	22,254	$ 971,758	$ 479,821
Class T
Shares sold	11,670	12,545	$ 231,116	$ 252,804
Reinvestment of distributions	555	1,686	10,694	36,596
Shares redeemed	(13,873)	(31,235)	(275,637)	(633,560)
Net increase (decrease)	(1,648)	(17,004)	$ (33,827)	$ (344,160)
Class B
Shares sold	3,661	2,077	$ 70,646	$ 41,743
Reinvestment of distributions	121	352	2,270	7,470
Shares redeemed	(2,334)	(4,354)	(44,875)	(84,616)
Net increase (decrease)	1,448	(1,925)	$ 28,041	$ (35,403)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Class C
Shares sold	21,082	11,087	$ 409,063	$ 226,470
Reinvestment of distributions	427	1,198	8,052	25,448
Shares redeemed	(7,178)	(11,884)	(138,485)	(231,726)
Net increase (decrease)	14,331	401	$ 278,630	$ 20,192
Institutional Class
Shares sold	75,960	40,372	$ 1,513,435	$ 849,560
Reinvestment of distributions	588	1,513	11,505	33,288
Shares redeemed	(17,348)	(19,329)	(345,689)	(392,740)
Net increase (decrease)	59,200	22,556	$ 1,179,251	$ 490,108

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	39,846,222,733.67	95.475
Withheld	1,888,670,465.66	4.525
TOTAL	41,734,893,199.33	100.000
Dennis J. Dirks
Affirmative	39,979,631,301.91	95.794
Withheld	1,755,261,897.42	4.206
TOTAL	41,734,893,199.33	100.000
Edward C. Johnson 3d
Affirmative	39,780,037,081.16	95.316
Withheld	1,954,856,118.17	4.684
TOTAL	41,734,893,199.33	100.000
Alan J. Lacy
Affirmative	39,956,311,889.69	95.738
Withheld	1,778,581,309.64	4.262
TOTAL	41,734,893,199.33	100.000
Ned C. Lautenbach
Affirmative	39,953,914,015.23	95.733
Withheld	1,780,979,184.10	4.267
TOTAL	41,734,893,199.33	100.000
Joseph Mauriello
Affirmative	39,950,443,870.38	95.724
Withheld	1,784,449,328.95	4.276
TOTAL	41,734,893,199.33	100.000
Cornelia M. Small
Affirmative	39,962,184,213.65	95.752
Withheld	1,772,708,985.68	4.248
TOTAL	41,734,893,199.33	100.000
William S. Stavropoulos
Affirmative	39,840,021,047.17	95.460
Withheld	1,894,872,152.16	4.540
TOTAL	41,734,893,199.33	100.000
	# of Votes	% of Votes
David M. Thomas
Affirmative	39,964,931,571.22	95.759
Withheld	1,769,961,628.11	4.241
TOTAL	41,734,893,199.33	100.000
Michael E. Wiley
Affirmative	39,953,080,715.70	95.731
Withheld	1,781,812,483.63	4.269
TOTAL	41,734,893,199.33	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	27,037,561,266.55	64.784
Against	7,285,785,439.60	17.457
Abstain	1,777,270,912.26	4.259
Broker Non-Votes	5,634,275,580.92	13.500
TOTAL	41,734,893,199.33	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIFI-USAN-0808
1.803544.104

Fidelity®
Contrafund®-
Contrafund
Class K

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008) for Contrafund and for the entire period (May 9, 2008 to June 30, 2008) for Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value June 30, 2008	Expenses Paid During Period
Contrafund
Actual	$ 1,000.00	$ 918.40	$ 4.39 B
HypotheticalA	$ 1,000.00	$ 1,020.29	$ 4.62 C
Class K
Actual	$ 1,000.00	$ 969.40	$ 1.16 B
HypotheticalA	$ 1,000.00	$ 1,020.84	$ 4.07C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period) for Contrafund and multiplied by 53/366 (to reflect the period May 9, 2008 to June 30, 2008) for Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Contrafund	.92%
Class K	.81%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	3.6	5.4
Berkshire Hathaway, Inc. Class A	3.1	3.2
Apple, Inc.	2.6	3.7
Schlumberger Ltd. (NY Shares)	2.2	1.8
Exxon Mobil Corp.	2.1	2.9
Genentech, Inc.	2.0	1.5
EnCana Corp.	1.9	1.2
Procter & Gamble Co.	1.9	2.1
Hewlett-Packard Co.	1.7	2.9
Research In Motion Ltd.	1.6	1.3
	22.7
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.6	23.8
Energy	18.0	11.9
Materials	12.2	6.9
Health Care	9.5	10.0
Financials	8.9	11.4
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 92.5%		Stocks 89.6%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 7.4%		Short-Term Investments and Net Other Assets 10.4%
* Foreign investments	28.0%	** Foreign investments	25.3%

Semiannual Report

Investments June 30, 2008

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.5%
Automobiles - 0.0%
Toyota Motor Corp.	211,500	$ 9,986
Distributors - 0.0%
LKQ Corp. (a)	1,102,800	19,928
Diversified Consumer Services - 0.1%
Strayer Education, Inc.	447,200	93,496
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc.:
Class A (a)(d)	2,415,750	199,589
Class B (a)	284,596	21,447
McDonald's Corp.	11,741,470	660,105
Sodexho Alliance SA	278,600	18,226
Starbucks Corp. (a)	1,306,800	20,569
Tim Hortons, Inc. (e)	10,198,032	292,582
		1,212,518
Household Durables - 0.5%
Desarrolladora Homex Sab de CV sponsored ADR (a)(d)	800,500	46,893
Gafisa SA sponsored ADR (d)	5,767,895	198,243
Snap-On, Inc.	2,387,086	124,152
		369,288
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)(d)	2,291,508	168,036
Priceline.com, Inc. (a)	1,051,500	121,406
		289,442
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	1,039,100	37,117
Media - 2.0%
E.W. Scripps Co. Class A	822,190	34,154
Liberty Media Corp. - Entertainment Class A (a)	4,529,916	109,760
Marvel Entertainment, Inc. (a)	618,600	19,882
Scripps Networks Interactive, Inc. Class A (h)	430,400	16,506
The DIRECTV Group, Inc. (a)	5,001,200	129,581
The Walt Disney Co.	35,518,906	1,108,190
The Weinstein Co. Holdings, LLC Class A-1 (g)	41,234	41,234
VisionChina Media, Inc. ADR (d)	100,600	1,597
		1,460,904
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	296,800	9,702
Marks & Spencer Group PLC	3,979,847	25,879
		35,581
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.1%
Abercrombie & Fitch Co. Class A	305,400	$ 19,142
Aeropostale, Inc. (a)	300,000	9,399
Gamestop Corp. Class A (a)	5,168,540	208,809
H&M Hennes & Mauritz AB (B Shares)	188,900	10,191
Inditex SA	978,400	44,851
J. Crew Group, Inc. (a)(d)(e)	6,234,704	205,808
The Buckle, Inc.	194,800	8,908
TJX Companies, Inc.	8,453,248	266,024
Urban Outfitters, Inc. (a)(d)	2,055,900	64,124
		837,256
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc. (d)	884,211	25,695
NIKE, Inc. Class B	6,692,400	398,934
		424,629
TOTAL CONSUMER DISCRETIONARY		4,790,145
CONSUMER STAPLES - 7.1%
Beverages - 2.7%
Boston Beer Co., Inc. Class A (a)	62,462	2,541
Coca-Cola FEMSA SAB de CV sponsored ADR	440,689	24,850
Diageo PLC sponsored ADR	833,000	61,534
Fomento Economico Mexicano SA de CV sponsored ADR	1,225,700	55,782
PepsiCo, Inc.	11,001,473	699,584
Pernod Ricard SA (d)	652,200	66,554
The Coca-Cola Co.	20,367,691	1,058,713
		1,969,558
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	3,769,423	264,387
CVS Caremark Corp.	1,111,500	43,982
Susser Holdings Corp. (a)(e)	1,441,800	13,957
Tesco PLC	29,735,737	217,498
		539,824
Food Products - 1.0%
Bunge Ltd.	130,900	14,097
General Mills, Inc.	770,700	46,835
Groupe Danone	2,677,944	187,386
Kellogg Co.	1,442,434	69,266
Nestle SA (Reg.)	7,074,520	318,842
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
TreeHouse Foods, Inc. (a)(e)	3,119,827	$ 75,687
Wm. Wrigley Jr. Co.	748,510	58,219
		770,332
Household Products - 2.6%
Colgate-Palmolive Co.	7,487,411	517,380
Procter & Gamble Co.	23,612,170	1,435,856
		1,953,236
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	901,000	41,851
TOTAL CONSUMER STAPLES		5,274,801
ENERGY - 18.0%
Energy Equipment & Services - 4.1%
ENSCO International, Inc.	802,288	64,777
FMC Technologies, Inc. (a)	1,262,268	97,106
Helmerich & Payne, Inc.	149,300	10,753
IHS, Inc. Class A (a)	396,151	27,572
Nabors Industries Ltd. (a)	174,500	8,591
National Oilwell Varco, Inc. (a)	1,344,946	119,324
Noble Corp.	207,900	13,505
Schlumberger Ltd. (NY Shares)	14,909,715	1,601,751
Smith International, Inc.	8,442,079	701,874
Superior Energy Services, Inc. (a)	722,900	39,861
Transocean, Inc. (a)	2,270,871	346,058
		3,031,172
Oil, Gas & Consumable Fuels - 13.9%
Addax Petroleum, Inc.	814,200	39,330
Apache Corp.	2,048,200	284,700
BG Group PLC	763,300	19,836
BG Group PLC sponsored ADR	1,208,500	158,072
Birchcliff Energy Ltd. (a)	4,639,500	70,092
Canadian Natural Resources Ltd.	3,215,906	318,136
Canadian Oil Sands Trust	4,889,500	263,818
Chesapeake Energy Corp.	9,246,591	609,905
ConocoPhillips	401,300	37,879
Denbury Resources, Inc. (a)	1,220,225	44,538
Devon Energy Corp.	1,881,100	226,033
El Paso Corp.	500,000	10,870
EnCana Corp.	15,724,548	1,440,176
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Energy Transfer Equity LP	632,073	$ 18,324
EOG Resources, Inc.	5,714,329	749,720
Exxon Mobil Corp.	17,728,837	1,562,442
Hess Corp.	3,382,400	426,825
Ivanhoe Energy, Inc. (a)	696,700	2,480
Ivanhoe Energy, Inc. warrants 10/1/08 (a)(f)	5,807,500	18,254
Mariner Energy, Inc. (a)	500,000	18,485
Murphy Oil Corp.	2,585,800	253,538
Nexen, Inc.	1,022,500	40,786
Noble Energy, Inc.	8,384,236	843,119
Occidental Petroleum Corp.	5,527,902	496,737
OGX Petroleo e Gas Participacoes SA (a)	41,000	32,402
Petrobank Energy & Resources Ltd. (a)	764,800	39,915
Petroleo Brasileiro SA - Petrobras sponsored ADR	16,934,400	1,199,464
Petroplus Holdings AG (a)(e)	4,141,422	221,668
Plains Exploration & Production Co. (a)	756,100	55,173
Quicksilver Resources, Inc. (a)	654,224	25,279
Range Resources Corp.	841,230	55,134
Reliance Industries Ltd.	860,212	41,982
SandRidge Energy, Inc.	2,974,700	192,106
Southwestern Energy Co. (a)	2,590,967	123,356
Spectra Energy Corp.	136,591	3,926
Suncor Energy, Inc.	212,500	12,341
Ultra Petroleum Corp. (a)	1,053,718	103,475
Williams Companies, Inc.	232,100	9,356
XTO Energy, Inc.	3,970,141	271,994
		10,341,666
TOTAL ENERGY		13,372,838
FINANCIALS - 8.9%
Capital Markets - 1.2%
Bank of New York Mellon Corp.	7,045,518	266,532
BlackRock, Inc. Class A (d)	658,429	116,542
Charles Schwab Corp.	14,645,894	300,827
Goldman Sachs Group, Inc.	702,400	122,850
State Street Corp.	536,800	34,350
T. Rowe Price Group, Inc.	712,598	40,240
		881,341
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.7%
Banco Bradesco SA (PN) sponsored ADR	3,348,050	$ 68,501
Banco de Chile sponsored ADR	153,704	6,855
Banco do Brasil SA	5,789,300	94,213
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	2,616,500	53,141
Banco Santander SA sponsored ADR	7,732,800	140,660
Bank of China (H Shares)	102,250,000	45,504
M&T Bank Corp.	23,500	1,658
Standard Chartered PLC (United Kingdom)	2,306,400	65,316
State Bank of India	150,958	4,016
Toronto-Dominion Bank	1,549,400	97,659
U.S. Bancorp, Delaware	3,734,900	104,166
Uniao de Bancos Brasileiros SA (Unibanco) GDR	640,900	81,349
Wells Fargo & Co.	19,878,133	472,106
		1,235,144
Consumer Finance - 0.6%
American Express Co.	11,793,750	444,271
SLM Corp. (a)	1,323,900	25,617
		469,888
Diversified Financial Services - 0.5%
Bolsa de Mercadorias & Futuros - BM&F SA	3,908,600	33,669
JPMorgan Chase & Co.	6,771,200	232,320
Leucadia National Corp.	374,100	17,560
MSCI, Inc. Class A	1,844,900	66,951
		350,500
Insurance - 4.8%
ACE Ltd.	1,357,878	74,805
Admiral Group PLC	4,996,022	79,065
AFLAC, Inc.	760,000	47,728
American International Group, Inc.	1,288,626	34,097
Arch Capital Group Ltd. (a)	555,686	36,853
Assurant, Inc.	1,638,805	108,096
Axis Capital Holdings Ltd.	3,323,400	99,071
Berkshire Hathaway, Inc. Class A (a)	18,802	2,270,342
Everest Re Group Ltd.	286,320	22,823
Fairfax Financial Holdings Ltd.	128,322	32,856
Loews Corp. (d)	4,537,784	212,822
MetLife, Inc. (d)	1,633,484	86,199
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	244,000	42,796
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	7,638,100	$ 374,343
W.R. Berkley Corp.	2,612,600	63,120
		3,585,016
Real Estate Management & Development - 0.0%
Xinyuan Real Estate Co. Ltd. ADR	173,950	1,056
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	3,333,900	55,609
TOTAL FINANCIALS		6,578,554
HEALTH CARE - 9.4%
Biotechnology - 3.9%
Acorda Therapeutics, Inc. (a)	632,000	20,749
Biogen Idec, Inc. (a)	1,063,600	59,445
BioMarin Pharmaceutical, Inc. (a)	296,100	8,581
Celgene Corp. (a)	2,226,904	142,232
CSL Ltd.	3,216,194	110,082
Genentech, Inc. (a)	19,369,242	1,470,125
Genmab AS (a)(d)	747,800	28,452
Gilead Sciences, Inc. (a)	17,394,794	921,054
GTx, Inc. (a)(d)	1,158,428	16,623
MannKind Corp. (a)(d)(e)	7,676,769	23,030
MannKind Corp. warrants 8/3/10 (a)(g)	304,338	557
Martek Biosciences (a)(d)	562,200	18,952
Medarex, Inc. (a)(d)	5,718,903	37,802
Savient Pharmaceuticals, Inc. (a)(d)	797,800	20,184
Seattle Genetics, Inc. (a)	849,376	7,186
		2,885,054
Health Care Equipment & Supplies - 2.2%
Alcon, Inc.	2,191,900	356,819
Becton, Dickinson & Co.	3,666,206	298,063
C.R. Bard, Inc.	2,169,240	190,785
China Medical Technologies, Inc. sponsored ADR (d)	1,035,325	51,145
Covidien Ltd.	3,449,700	165,206
DENTSPLY International, Inc.	5,397,474	198,627
Edwards Lifesciences Corp. (a)	407,800	25,300
Gen-Probe, Inc. (a)	125,900	5,978
Intuitive Surgical, Inc. (a)	60,700	16,353
Kinetic Concepts, Inc. (a)	261,500	10,436
Medtronic, Inc.	756,600	39,154
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Mindray Medical International Ltd. sponsored ADR	1,075,575	$ 40,140
NuVasive, Inc. (a)	1,468,763	65,595
Stryker Corp.	1,927,100	121,176
Zoll Medical Corp. (a)	209,377	7,050
		1,591,827
Health Care Providers & Services - 0.5%
Amedisys, Inc. (a)	217,900	10,987
Express Scripts, Inc. (a)	293,000	18,377
Genoptix, Inc.	595,166	18,777
Henry Schein, Inc. (a)	729,660	37,629
Medco Health Solutions, Inc. (a)	6,382,287	301,244
		387,014
Life Sciences Tools & Services - 0.3%
Bruker BioSciences Corp. (a)	756,306	9,719
ICON PLC sponsored ADR (a)	307,700	23,238
Illumina, Inc. (a)	103,300	8,998
Medivation, Inc. (a)(d)	635,915	7,523
PAREXEL International Corp. (a)	177,600	4,673
Pharmaceutical Product Development, Inc.	13,700	588
QIAGEN NV (a)	1,375,600	27,691
Techne Corp. (a)	875,541	67,758
Thermo Fisher Scientific, Inc. (a)	127,710	7,117
Waters Corp. (a)	1,130,561	72,921
		230,226
Pharmaceuticals - 2.5%
Abbott Laboratories	6,533,683	346,089
Endo Pharmaceuticals Holdings, Inc. (a)	3,422,550	82,791
Johnson & Johnson	6,903,400	444,165
Merck & Co., Inc.	7,417,450	279,564
Novo Nordisk AS Series B	1,496,000	98,482
Pronova BioPharma ASA	7,608,200	25,941
Roche Holding AG (participation certificate)	2,255,707	405,553
Schering-Plough Corp.	2,760,162	54,348
Teva Pharmaceutical Industries Ltd. sponsored ADR	382,900	17,537
Wyeth	1,750,000	83,930
		1,838,400
TOTAL HEALTH CARE		6,932,521
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.7%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	4,615,713	$ 455,386
Raytheon Co.	824,400	46,397
Stanley, Inc. (a)	316,800	10,619
Teledyne Technologies, Inc. (a)	336,576	16,422
		528,824
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (d)	8,178,725	448,521
UTI Worldwide, Inc.	71,100	1,418
		449,939
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	445,300	19,068
Covanta Holding Corp. (a)	2,168,790	57,885
Dun & Bradstreet Corp.	110,000	9,640
Robert Half International, Inc.	1,231,000	29,507
Watson Wyatt Worldwide, Inc. Class A	200,900	10,626
		126,726
Construction & Engineering - 1.0%
Fluor Corp.	683,400	127,167
Jacobs Engineering Group, Inc. (a)(e)	7,895,854	637,195
		764,362
Electrical Equipment - 1.1%
ABB Ltd. sponsored ADR	2,005,900	56,807
AMETEK, Inc.	387,000	18,274
Cooper Industries Ltd. Class A	13,302,841	525,462
Energy Conversion Devices, Inc. (a)	852,600	62,785
First Solar, Inc. (a)	149,500	40,787
Q-Cells AG (a)(d)	274,296	27,786
Roper Industries, Inc.	125,600	8,275
Vestas Wind Systems AS (a)	795,200	103,533
		843,709
Industrial Conglomerates - 0.1%
General Electric Co.	10,000	267
Hutchison Whampoa Ltd.	3,826,000	38,568
		38,835
Machinery - 2.4%
Bucyrus International, Inc. Class A	2,516,800	183,777
Cummins, Inc.	731,790	47,947
Danaher Corp.	6,909,309	534,090
Deere & Co.	5,130,200	370,041
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	260,800	$ 35,651
Joy Global, Inc.	1,284,000	97,366
Kennametal, Inc.	1,079,195	35,128
Nordson Corp.	229,000	16,692
PACCAR, Inc. (d)	9,096,941	380,525
SPX Corp.	671,797	88,496
Wabtec Corp.	104,900	5,100
		1,794,813
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	1,175,300	117,401
Canadian National Railway Co.	5,180,000	248,900
		366,301
Trading Companies & Distributors - 0.1%
Fastenal Co.	218,700	9,439
Mitsui & Co. Ltd.	1,998,000	44,132
		53,571
TOTAL INDUSTRIALS		4,967,080
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 3.2%
Aruba Networks, Inc. (a)	2,656,903	13,896
Cisco Systems, Inc. (a)	14,467,400	336,512
Corning, Inc.	6,494,900	149,707
Nokia Corp. sponsored ADR	8,627,986	211,386
Nortel Networks Corp. (a)	2,421	20
QUALCOMM, Inc.	9,861,938	437,574
Research In Motion Ltd. (a)	10,288,509	1,202,727
Riverbed Technology, Inc. (a)(d)	248,753	3,413
		2,355,235
Computers & Peripherals - 5.0%
Apple, Inc. (a)	11,383,437	1,906,043
Dell, Inc. (a)	1,700,000	37,196
EMC Corp. (a)	1,202,200	17,660
Hewlett-Packard Co.	27,967,500	1,236,443
High Tech Computer Corp.	400,000	8,961
International Business Machines Corp.	3,425,700	406,048
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Logitech International SA (a)	1,882,500	$ 50,451
NCR Corp. (a)	1,821,800	45,909
		3,708,711
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. Class A (e)	9,059,112	406,573
Flextronics International Ltd. (a)	550,100	5,171
FLIR Systems, Inc. (a)(e)	9,417,508	382,068
Hon Hai Precision Industry Co. Ltd. (Foxconn)	16,380,142	80,678
Itron, Inc. (a)	181,900	17,890
Mettler-Toledo International, Inc. (a)	1,534,200	145,534
National Instruments Corp.	317,200	8,999
Tyco Electronics Ltd.	2,400,000	85,968
		1,132,881
Internet Software & Services - 4.6%
Bankrate, Inc. (a)(d)(e)	1,755,922	68,604
Constant Contact, Inc. (d)(e)	2,100,216	39,589
Google, Inc. Class A (sub. vtg.) (a)	5,088,896	2,678,891
NHN Corp. (a)	303,218	52,878
Open Text Corp. (a)	300,000	9,603
Sohu.com, Inc. (a)(d)	1,053,500	74,209
VeriSign, Inc. (a)(e)	10,408,078	393,425
VistaPrint Ltd. (a)	1,754,075	46,939
		3,364,138
IT Services - 2.5%
Accenture Ltd. Class A	8,337,300	339,495
Fiserv, Inc. (a)	320,000	14,518
Infosys Technologies Ltd. sponsored ADR	420,000	18,253
ManTech International Corp. Class A (a)	530,000	25,504
MasterCard, Inc. Class A (d)	3,093,841	821,477
Paychex, Inc. (d)	1,130,621	35,366
SRA International, Inc. Class A (a)	489,900	11,003
The Western Union Co.	3,285,568	81,219
Visa, Inc.	6,570,593	534,255
		1,881,090
Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	439,000	8,381
Intel Corp.	7,504,150	161,189
Lam Research Corp. (a)	676,565	24,458
Monolithic Power Systems, Inc. (a)	412,500	8,918
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVIDIA Corp. (a)	627,473	$ 11,746
Powertech Technology, Inc.	2,516,000	8,828
Samsung Electronics Co. Ltd.	490,748	293,089
Skyworks Solutions, Inc. (a)	1,150,000	11,351
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,414,900	59,077
Xilinx, Inc.	744,900	18,809
		605,846
Software - 4.0%
Activision, Inc. (a)(e)	16,448,189	560,390
Adobe Systems, Inc. (a)	13,314,108	524,443
Ansys, Inc. (a)	563,338	26,544
Autonomy Corp. PLC (a)	911,853	16,346
BMC Software, Inc. (a)	3,456,750	124,443
CA, Inc.	1,927,700	44,511
CommVault Systems, Inc. (a)(e)	2,801,622	46,619
Concur Technologies, Inc. (a)	652,800	21,693
Giant Interactive Group, Inc. ADR (d)	595,600	7,219
Informatica Corp. (a)	336,362	5,059
McAfee, Inc. (a)	6,007,935	204,450
Nintendo Co. Ltd.	414,200	231,455
Oracle Corp. (a)	21,073,400	442,541
Salesforce.com, Inc. (a)	4,322,582	294,930
Solera Holdings, Inc.	556,723	15,399
Ubisoft Entertainment SA (a)	2,056,387	179,835
Ultimate Software Group, Inc. (a)(d)(e)	2,135,915	76,103
VMware, Inc. Class A (d)	2,491,400	134,187
		2,956,167
TOTAL INFORMATION TECHNOLOGY		16,004,068
MATERIALS - 12.2%
Chemicals - 2.5%
Agrium, Inc.	415,700	44,839
Bayer AG	946,632	79,648
Celanese Corp. Class A	224,064	10,231
Ecolab, Inc.	4,753,363	204,347
Monsanto Co.	5,269,065	666,221
Nalco Holding Co.	1,939,637	41,023
Potash Corp. of Saskatchewan, Inc.	463,400	105,919
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	5,255,668	$ 495,294
The Mosaic Co. (a)	1,492,200	215,921
		1,863,443
Containers & Packaging - 0.0%
Crown Holdings, Inc. (a)	661,800	17,200
Metals & Mining - 9.7%
Agnico-Eagle Mines Ltd.	4,461,900	334,812
Alcoa, Inc.	3,139,000	111,811
Anglo American PLC ADR	12,447,741	441,272
Anglo Platinum Ltd.	114,831	19,165
Aquarius Platinum Ltd. (Australia)	406,147	6,511
ArcelorMittal SA (NY Shares) Class A	1,985,129	196,667
B2Gold Corp.	98,200	111
B2Gold Corp. (f)	5,000,000	5,641
Barrick Gold Corp.	10,557,300	482,735
BHP Billiton Ltd. sponsored ADR	9,536,920	812,450
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	2,062,100	91,578
Companhia Vale do Rio Doce sponsored ADR	4,879,700	174,791
Eldorado Gold Corp. (a)	9,059,900	77,236
Fording Canadian Coal Trust (d)	1,724,700	164,966
Franco-Nevada Corp. (e)	7,158,100	173,449
Freeport-McMoRan Copper & Gold, Inc. Class B	5,072,961	594,500
Gerdau SA sponsored ADR	7,660,400	183,926
Goldcorp, Inc.	21,453,183	989,370
Impala Platinum Holdings Ltd.	1,707,600	67,378
Ivanhoe Mines Ltd. (a)(e)	19,244,800	208,618
Kinross Gold Corp.	20,776,479	491,208
Lihir Gold Ltd. (a)	14,743,869	46,506
Newcrest Mining Ltd.	9,146,469	256,937
Nucor Corp.	2,189,500	163,490
POSCO sponsored ADR	760,300	98,672
Randgold Resources Ltd. sponsored ADR	3,545,461	163,729
Red Back Mining, Inc. (a)(e)	14,556,500	122,810
Rio Tinto PLC (Reg.)	3,496,426	421,067
Silver Bear Resources, Inc. (e)	2,391,300	5,818
Silvercorp Metals, Inc.	770,400	4,535
Steel Dynamics, Inc.	1,424,100	55,640
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
United States Steel Corp.	923,200	$ 170,589
Yamana Gold, Inc.	2,431,200	40,450
		7,178,438
TOTAL MATERIALS		9,059,081
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.0%
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	21,100	526
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series L sponsored ADR	11,367,000	599,609
Bharti Airtel Ltd. (a)	8,919,887	149,860
Idea Cellular Ltd. (a)	4,000,000	8,703
Vivo Participacoes SA (PN) sponsored ADR	6,031,400	38,360
		796,532
TOTAL TELECOMMUNICATION SERVICES		797,058
UTILITIES - 1.0%
Electric Utilities - 0.8%
E.ON AG sponsored ADR	2,671,600	178,997
Entergy Corp.	364,300	43,891
Exelon Corp.	1,144,000	102,914
FirstEnergy Corp.	2,165,700	178,302
FPL Group, Inc.	818,900	53,703
PPL Corp.	928,200	48,517
		606,324
Gas Utilities - 0.0%
Southern Union Co.	745,200	20,135
Independent Power Producers & Energy Traders - 0.1%
International Power PLC	4,639,900	39,749
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	665,900	30,585
YTL Corp. Bhd	20,877,500	43,129
		73,714
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.0%
YTL Power International BHD	1,391,833	$ 788
TOTAL UTILITIES		740,710
TOTAL COMMON STOCKS (Cost $50,539,578)		68,516,856
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (g)	4,021,166	28,751
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Fluidigm Corp. (g)	4,389,865	17,559
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(g)	698,064	14,960
TOTAL HEALTH CARE		32,519
TOTAL CONVERTIBLE PREFERRED STOCKS		61,270
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(g)	6,861,467	31,308
TOTAL PREFERRED STOCKS (Cost $92,578)		92,578
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 2.38% (b)	5,307,546,017	5,307,546
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	724,869,352	724,869
TOTAL MONEY MARKET FUNDS (Cost $6,032,415)		6,032,415
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 1.34%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $8,096)	$ 8,096	$ 8,096
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $56,672,667)		74,649,945
NET OTHER ASSETS - (0.7)%		(539,759)
NET ASSETS - 100%		$ 74,110,186
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,895,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $134,369,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Fluidigm Corp.	10/9/07	$ 17,559
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
Slide, Inc. Series D	1/14/08	$ 31,308
superDimension Ltd.	2/27/08 - 5/22/08	$ 14,960
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
(h) Security purchased on a delayed delivery or when-issued basis.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$8,096,000 due 7/01/08 at 1.34%
Banc of America Securities LLC	$ 1,601
Barclays Capital, Inc.	2,255
Goldman, Sachs & Co.	4,240
$ 8,096
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 89,639
Fidelity Securities Lending Cash Central Fund	10,713
Total	$ 100,352
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Activision, Inc.	$ 172,548	$ 305,892	$ -	$ -	$ 560,390
Amphenol Corp. Class A	380,392	35,462	-	263	406,573
Aruba Networks, Inc.	60,348	-	7,170	-	-
Bankrate, Inc.	57,083	30,462	-	-	68,604
California Pizza Kitchen, Inc.	24,851	-	16,354	-	-
CommVault Systems, Inc.	90,994	-	19,455	-	46,619
Constant Contact, Inc.	31,951	9,826	-	-	39,589
FLIR Systems, Inc.	230,479	70,419	-	-	382,068
Franco-Nevada Corp.	57,904	61,816	-	701	173,449
Ivanhoe Mines Ltd.	180,740	28,012	-	-	208,618
J. Crew Group, Inc.	285,015	13,330	-	-	205,808
Jacobs Engineering Group, Inc.	689,372	70,328	10,070	-	637,195
MannKind Corp.	52,987	3,129	-	-	23,030
Medarex, Inc.	70,594	-	10,028	-	-
Nighthawk Radiology Holdings, Inc.	33,732	-	24,264	-	-
Petroplus Holdings AG	320,482	-	-	-	221,668
Red Back Mining, Inc.	43,667	67,680	-	-	122,810
Sapient Corp.	63,116	-	46,723	-	-
Silver Bear Resources, Inc.	6,739	-	-	-	5,818
Susser Holdings Corp.	29,557	-	-	-	13,957
Tim Hortons, Inc.	355,194	20,222	-	1,823	292,582
TreeHouse Foods, Inc.	71,725	-	-	-	75,687
Affiliates - continued (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ultimate Software Group, Inc.	$ 49,252	$ 19,207	$ -	$ -	$ 76,103
VeriFone Holdings, Inc.	156,026	-	103,754	-	-
VeriSign, Inc.	340,746	46,928	-	-	393,425
VistaPrint Ltd.	108,774	33,574	52,599	-	-
Total	$ 3,964,268	$ 816,287	$ 290,417	$ 2,787	$ 3,953,993
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 74,649,945	$ 71,499,269	$ 3,016,864	$ 133,812
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 58,793
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	75,019
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 133,812

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	72.0%
Canada	9.7%
Brazil	3.0%
United Kingdom	2.4%
Netherlands Antilles	2.2%
Switzerland	2.0%
Bermuda	1.8%
Australia	1.6%
Others (individually less than 1%)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2008

Assets
Investment in securities, at value (including securities loaned of $701,965 and repurchase agreements of $8,096) - See accompanying schedule: Unaffiliated issuers (cost $47,305,772)	$ 64,663,537
Fidelity Central Funds (cost $6,032,415)	6,032,415
Other affiliated issuers (cost $3,334,480)	3,953,993
Total Investments (cost $56,672,667)		$ 74,649,945
Cash		486
Foreign currency held at value (cost $253)		253
Receivable for investments sold		449,133
Receivable for fund shares sold		55,656
Dividends receivable		65,589
Distributions receivable from Fidelity Central Funds		12,146
Prepaid expenses		436
Other receivables		1,841
Total assets		75,235,485

Liabilities
Payable for investments purchased
Regular delivery	$ 264,014
Delayed delivery	18
Payable for fund shares redeemed	76,231
Accrued management fee	46,579
Other affiliated payables	11,136
Other payables and accrued expenses	2,452
Collateral on securities loaned, at value	724,869
Total liabilities		1,125,299

Net Assets		$ 74,110,186
Net Assets consist of:
Paid in capital		$ 56,245,505
Undistributed net investment income		129,629
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(242,016)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,977,068
Net Assets		$ 74,110,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2008

Contrafund: Net Asset Value, offering price and redemption price per share ($74,110,089.262 ÷ 1,114,927.2351 shares)	$ 66.47

Class K: Net Asset Value, offering price and redemption price per share ($96.933 ÷ 1.4579 shares)	$ 66.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2008

Investment Income
Dividends (including $2,787 earned from other affiliated issuers)		$ 370,752
Interest		716
Income from Fidelity Central Funds		100,352
Total income		471,820

Expenses
Management fee Basic fee	$ 207,394
Performance adjustment	65,973
Transfer agent fees	63,808
Accounting and security lending fees	1,534
Custodian fees and expenses	1,487
Independent trustees' compensation	160
Depreciation in deferred trustee compensation account	(2)
Registration fees	418
Audit	129
Legal	159
Miscellaneous	2,501
Total expenses before reductions	343,561
Expense reductions	(2,624)	340,937
Net investment income (loss)		130,883
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,465
Other affiliated issuers	(192,515)
Foreign currency transactions	(800)
Total net realized gain (loss)		(149,850)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $333)	(6,644,176)
Assets and liabilities in foreign currencies	(154)
Total change in net unrealized appreciation (depreciation)		(6,644,330)
Net gain (loss)		(6,794,180)
Net increase (decrease) in net assets resulting from operations		$ (6,663,297)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 130,883	$ 498,495
Net realized gain (loss)	(149,850)	5,069,480
Change in net unrealized appreciation (depreciation)	(6,644,330)	7,732,793
Net increase (decrease) in net assets resulting from operations	(6,663,297)	13,300,768
Distributions to shareholders from net investment income	-	(460,400)
Distributions to shareholders from net realized gain	(717,710)	(4,689,324)
Total distributions	(717,710)	(5,149,724)
Share transactions - net increase (decrease)	347,226	4,416,651
Total increase (decrease) in net assets	(7,033,781)	12,567,695

Net Assets
Beginning of period	81,143,967	68,576,272
End of period (including undistributed net investment income of $129,629 and undistributed net investment income of $37,973, respectively)	$ 74,110,186	$ 81,143,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Contrafund

Six months ended June 30,

Years ended December 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 73.11	$ 65.21	$ 64.76	$ 56.74	$ 49.35	$ 38.60
Income from Investment Operations
Net investment income (loss) E	.12	.48	.41	.27	.04	- I
Net realized and unrealized gain (loss)	(6.11)	12.34	6.92	8.95	7.40	10.79
Total from investment operations	(5.99)	12.82	7.33	9.22	7.44	10.79
Distributions from net investment income	-	(.44)	(.39)	(.23)	(.05)	(.04)
Distributions from net realized gain	(.65)	(4.48)	(6.49)	(.97)	-	-
Total distributions	(.65)	(4.92)	(6.88)	(1.20)	(.05)	(.04)
Net asset value, end of period	$ 66.47	$ 73.11	$ 65.21	$ 64.76	$ 56.74	$ 49.35
Total Return B, C, D	(8.16)%	19.78%	11.54%	16.23%	15.07%	27.95%
Ratios to Average Net Assets F, H
Expenses before reductions	.92% A	.89%	.90%	.91%	.94%	1.00%
Expenses net of fee waivers, if any	.92% A	.89%	.90%	.91%	.94%	1.00%
Expenses net of all reductions	.91% A	.89%	.89%	.88%	.92%	.98%
Net investment income (loss)	.35% A	.68%	.62%	.46%	.08%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 74,110	$ 81,144	$ 68,576	$ 60,143	$ 44,477	$ 35,933
Portfolio turnover rate G	72% A	56%	76%	60%	64%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Period ended June 30,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 68.59
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	(2.12)
Total from investment operations	(2.10)
Net asset value, end of period	$ 66.49
Total Return B, C	(3.06)%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A
Expenses net of fee waivers, if any	.81% A
Expenses net of all reductions	.81% A
Net investment income (loss)	.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97
Portfolio turnover rate F	72% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Class K and the existing class was designated Contrafund on May 9, 2008. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 19,995,820
Unrealized depreciation	(2,132,016)
Net unrealized appreciation (depreciation)	$ 17,863,804
Cost for federal income tax purposes	$ 56,786,141

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,701,055 and $24,999,353, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Contrafund, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of Contrafund and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees for Contrafund were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $203 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $75 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $10,713.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Contrafund's operating expenses. During the period, this reimbursement reduced the class' expenses by $13.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,800 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits

Semiannual Report

9. Expense Reductions - continued

realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27.

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Contrafund	$ 784

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $3,966, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Contrafund	$ -	$ 460,400
From net realized gain
Contrafund	$ 717,710	$ 4,689,324

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008 A	Year ended December 31, 2007	Six months ended June 30, 2008 A	Year ended December 31, 2007
Contrafund
Shares sold	79,023	152,510	$ 5,287,498	$ 10,836,141
Reinvestment of distributions	11,015	69,556	703,384	5,046,930
Shares redeemed	(84,944)	(163,926)	(5,643,756)	(11,466,420)
Net increase (decrease)	5,094	58,140	$ 347,126	$ 4,416,651
Class K
Shares sold	1	-	$ 100	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 19, 2008

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	39,846,222,733.67	95.475
Withheld	1,888,670,465.66	4.525
TOTAL	41,734,893,199.33	100.000
Dennis J. Dirks
Affirmative	39,979,631,301.91	95.794
Withheld	1,755,261,897.42	4.206
TOTAL	41,734,893,199.33	100.000
Edward C. Johnson 3d
Affirmative	39,780,037,081.16	95.316
Withheld	1,954,856,118.17	4.684
TOTAL	41,734,893,199.33	100.000
Alan J. Lacy
Affirmative	39,956,311,889.69	95.738
Withheld	1,778,581,309.64	4.262
TOTAL	41,734,893,199.33	100.000
Ned C. Lautenbach
Affirmative	39,953,914,015.23	95.733
Withheld	1,780,979,184.10	4.267
TOTAL	41,734,893,199.33	100.000
Joseph Mauriello
Affirmative	39,950,443,870.38	95.724
Withheld	1,784,449,328.95	4.276
TOTAL	41,734,893,199.33	100.000
Cornelia M. Small
Affirmative	39,962,184,213.65	95.752
Withheld	1,772,708,985.68	4.248
TOTAL	41,734,893,199.33	100.000
William S. Stavropoulos
Affirmative	39,840,021,047.17	95.460
Withheld	1,894,872,152.16	4.540
TOTAL	41,734,893,199.33	100.000
	# of Votes	% of Votes
David M. Thomas
Affirmative	39,964,931,571.22	95.759
Withheld	1,769,961,628.11	4.241
TOTAL	41,734,893,199.33	100.000
Michael E. Wiley
Affirmative	39,953,080,715.70	95.731
Withheld	1,781,812,483.63	4.269
TOTAL	41,734,893,199.33	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	27,037,561,266.55	64.784
Against	7,285,785,439.60	17.457
Abstain	1,777,270,912.26	4.259
Broker Non-Votes	5,634,275,580.92	13.500
TOTAL	41,734,893,199.33	100.000
PROPOSAL 3

A shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgement of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

The fund did not achieve quorum with respect to this proposal, and therefore no action was taken at the meeting and subsequent adjournments. Because sufficient votes in favor of the proposal were not received, on June 18, 2008, the proxies in their discretion determined not to adjourn the meeting further on this item.

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

CON-USAN-0808
1.787777.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 28, 2008